UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6178
                                                     ---------------------

             Nuveen New York Investment Quality Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: September 30
                                           ------------------

                  Date of reporting period: March 31, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review,
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("OMB") control number. Please direct comments concerning the accuracy of the
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burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

SEMIANNUAL REPORT March 31, 2004

NUVEEN NEW YORK INVESTMENT QUALITY MUNICIPAL FUND
NQN

NUVEEN NEW YORK SELECT QUALITY MUNICIPAL FUND
NVN

NUVEEN NEW YORK QUALITY INCOME MUNICIPAL FUND
NUN

NUVEEN INSURED NEW YORK PREMIUM INCOME MUNICIPAL FUND
NNF

NUVEEN INSURED NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND
NKO

NUVEEN INSURED NEW YORK TAX-FREE ADVANTAGE MUNICIPAL FUND
NRK


Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK THAT MUNICIPAL BOND INVESTMENTS LIKE YOUR NUVEEN FUND CAN BE IMPORTANT BUILDING BLOCKS IN A WELL-BALANCED PORTFOLIO.

Dear
  SHAREHOLDER

I am very pleased to report that for the period ended March 31, 2004, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

While tax-free income always is welcome, many of you may have begun to wonder whether interest rates will rise, and whether that possibility should cause you to adjust your holdings of tax-free municipal bond investments. We believe that these are questions that should be thought through with a clear focus on your long-term financial goals and not on day-to-day market movements. By maintaining a carefully balanced portfolio with the help of a trusted investment professional, you may be able to reduce your overall investment risk over the long-term, and give yourself a better chance to meet your ultimate financial goals.

As you read through this report, please don't skip the inside front cover. I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

May 15, 2004

Nuveen New York Municipal Closed-End Exchange-Traded Funds
(NQN, NVN, NUN, NNF, NKO, NRK)


Portfolio Manager's
               COMMENTS

Portfolio manager Paul Brennan reviews national and state economic and market conditions, key investment strategies, and the six-month performance of these six Nuveen New York Funds. With thirteen years of investment experience, including seven at Nuveen, Paul has managed NQN, NVN, NUN, and NNF since 1999, adding NKO and NRK at their inceptions in 2002.


WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE SEMIANNUAL REPORTING PERIOD ENDED MARCH 31, 2004?

During this reporting period, the greatest influences on the national economy and the municipal market continued to be historically low interest rates, little movement in the reported rate of inflation, and growing evidence of economic improvement. Since its last credit easing in June 2003, the Federal Reserve has maintained the fed funds rate at 1.0%, the lowest level since 1958. This accommodative monetary policy helped to spur gross domestic product (GDP) growth of 4.2% (annualized) in the first quarter of 2004, following a 3.1%. rise in 2003. Over the six-month reporting period, inflation remained under control with the core CPI averaging 1.2%.

In this generally favorable environment, many municipal bonds performed well during the six months ended March 31, 2004. Although, municipal supply nationally in 2003 reached $382.7 billion, issuance slowed somewhat during the latter part of the year. Tighter supply continued into the first two months of 2004 before issuance picked up significantly in March. Over the entire six-month reporting period ended March 2004, the supply of new bonds was down 10%, or $19 billion, compared with the preceding six months.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN NEW YORK?

New York continued to recover from financial problems triggered by the national economic downturn and deepened by the terrorist attacks of 2001. Although increased Wall Street activity and a rebounding tourism industry had positive implications for the state's economy and future tax revenues, New York continued to slightly lag the national pace of recovery during this reporting period.

New York was the largest issuer in the nation during the first three months of 2004, with $11 billion in new paper. Over the six-month reporting period ended March 31, 2004, state issuance totaled $23 billion, up 10% over the preceding six months. In February 2004, Standard & Poor's (S&P) reconfirmed its rating of New York's general obligation debt at AA with a negative outlook, while Moody's and Fitch maintained their ratings of A2 with a stable outlook and AA-, respectively. As of March 31, 2004, New York City was rated A2/A/A+ by Moody's, S&P and Fitch, respectively, with all three rating agencies returning their outlooks for the city to stable from negative over the past year.

IN THIS ENVIRONMENT, WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS DURING THE SIX MONTHS ENDED MARCH 31, 2004?

Over this reporting period, our major focus continued to be careful management of the Funds' durations1 as a way to mitigate some of the interest rate risk inherent in each Fund's portfolio and better position


1 Duration is a measure of a fund's net asset value (NAV) volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the fund. References to duration in this commentary are intended to indicate fund duration unless otherwise noted.

the Funds to produce potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline if market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk. Overall, we were able to shorten the durations of NQN, NVN, NUN, NKO, and NRK during the course of this six-month period, while the duration of NNF remained relatively unchanged for the reporting period.

As mentioned earlier, municipal supply in New York remained strong during the six-month reporting period, and we participated in some of the larger deals that came to market during this time. However, because we believed that the Funds were relatively well positioned as they entered this period, turnover was fairly low over the six months. In keeping with our duration strategy and the steepness of the municipal bond yield curve over this period, the core of our purchase activity focused on securities in the long-intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds with less inherent interest rate risk. In order to purchase these bonds for our portfolios, we sold some of our longer duration holdings across several sectors in NKO and NRK.

HOW DID THE FUNDS PERFORM?

Individual results for the Funds, as well as for relevant benchmarks, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE
For periods ended 3/31/04
(6-month returns cumulative, all others annualized)

                     6-MONTH    1-YEAR    5-YEAR    10-YEAR
-----------------------------------------------------------
NQN                    4.23%     8.38%     8.22%      7.28%
-----------------------------------------------------------
NVN                    4.65%     8.87%     7.83%      7.30%
-----------------------------------------------------------
NUN                    4.34%     7.97%     7.37%      7.40%
-----------------------------------------------------------
NNF                    4.23%     7.68%     7.05%      8.04%
-----------------------------------------------------------
NKO                    6.07%    10.19%        NA         NA
-----------------------------------------------------------
NRK                    6.71%    10.44%        NA         NA
-----------------------------------------------------------
Lehman Brothers
  NY Insured
  Tax-Exempt
  Bond Index2          3.09%     5.90%      6.33%     6.98%
-----------------------------------------------------------
Lipper NY Insured
  Municipal Debt
  Funds average3       4.76%     8.26%      6.79%     7.35%
-----------------------------------------------------------

Data represents past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown.

For additional information, see the individual Performance Overview for your Fund in this report.


For the six months ended March 31, 2004, the cumulative returns of all six of the Funds in this report outperformed the return on their Lehman Brothers New York Insured benchmark. The primary factor in the six-month performance of these Funds versus that of the unmanaged, unleveraged Lehman index was the Funds' use of leverage. While leveraging can add volatility to the Funds' net asset values
(NAVs) and share prices, this strategy can also provide opportunities for additional income and total return for common shareholders during periods of low or falling interest rates, as was the case during this reporting period.

The Funds' cumulative return performances relative to one another during this period were also influenced by their durations. In general, the longer a Fund's duration, the more its value will be impacted by changes in prevailing interest rates. Among the



2 The Lehman Brothers New York Insured Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of insured New York municipal bonds. Results for the Lehman index do not reflect any expenses.

3 The Lipper New York Insured Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 13 funds; 1 year, 13; 5 years, 7; and 10 years, 6. Fund and Lipper returns assume reinvestment of dividends.

Funds in this report, the best performers over this period were the ones with the longest durations as of March 31, 2004. NKO and NRK, for example, had durations of 10.14 and 10.27, respectively, at the end of March, compared with a range of 7.84 to 8.75 for NQN, NVN, NUN, and NNF.

In addition to leverage and duration, NKO and NRK also benefited from their ability to hold lower-rated bonds, as these securities outperformed the market as a whole over this period. Among the lower-rated holdings making a strong contribution to the returns of these two Funds during this reporting period were unenhanced tobacco bonds issued by various New York municipal entities as well as Puerto Rico and backed by revenues from the 1998 master tobacco settlement agreement. As of March 31, 2004, NKOhad 3.7% and NRK had 3% in tobacco-backed bonds. Insured tobacco bonds also performed well during this period, and all six Funds benefited from their insured tobacco holdings.

It is important to note that, following this reporting period, Moody's downgraded all municipal-issued tobacco securities that were not enhanced or additionally secured. As of April 2003, the New York City and Puerto Rico tobacco bonds were rated Baa3 by Moody's, while all New York county tobacco bonds were rated Ba1 (below investment-grade). Insured tobacco bonds maintained their Aaa ratings by Moody's. However, the other two major credit rating agencies--S&P and Fitch--did not change their ratings for tobacco securities that were not enhanced or additionally secured as of March 31, 2004.

Over this reporting period, NQN, NVN, NUN, and NNF had only modest weightings in single family and multifamily housing bonds, which lessened the impact of the poor six-month performance of the housing sector, as measured by the Lehman Brothers Municipal Bond Index. NRK did not hold any housing-related bonds as of March 31, 2004, while NKO had a 5% weighting in this sector. In NKO's case, however, individual security selection played a crucial role, as the Fund's housing holdings made a positive contribution to NKO's performance despite the overall sector's weak results.

Some of the additional factors that impacted the Funds' performances over this semiannual reporting period included:

o Low levels of call exposure, which benefited the Funds by enabling us to avoid reinvesting proceeds from called bonds in the current low interest rate environment.

o The advance refunding of several holdings in NQN, NVN, NUN, NNF, and NRK, which enhanced prices and contributed to total returns.

o Keeping the Funds' assets fully invested in the municipal market at all times, which enabled the Funds to receive the full benefit of market gains during this period.

HOW ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels during this reporting period, the leveraged structures of NQN, NVN, NUN, NNF, NKO, and NRK helped to support their dividend-paying capabilities. During this reporting period, continued low short-term rates enabled us to maintain the dividends of all six of these Funds. Common shareholders of NQN ($0.4154 per share), NVN ($0.2745), NUN ($0.2570) and NKO($0.1154) also received substantial capital gains and net ordinary income distributions at the end of December 2003.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2004, all of the Funds in this report had positive UNII, except NRK which had negative UNII.

At the end of this reporting period on March 31, 2004, NQN, NVN, NNF, and NRK were trading at premiums to their common share NAVs, while NUN and NKO were trading at discounts (see charts on individual Performance Overview pages).

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF MARCH 31, 2004?

Given the current geopolitical and economic climate, we continued to believe that maintaining strong credit quality was important. NQN, NVN, NUN, and NNF continued to be 100% invested in insured and/or U.S. guaranteed securities. NKO and NRK, which are allowed to invest up to 20% of their assets in uninsured investment-grade quality securities, held 83% and 85% of their portfolios, respectively, in insured bonds as of March 31, 2004.

As of March 31, 2004, potential call exposure during 2004-2005 ranged from zero in NKO and NRK to 8% in NQN, 10% in NVN and NUN, and 13% in NNF. The number of actual bond calls in all of these Funds will depend largely on market interest rates.

Nuveen New York Investment Quality Municipal Fund, Inc.

Performance
  OVERVIEW As of March 31, 2004

NQN


Pie Chart:
CREDIT QUALITY
Insured                             81%
Insured and U.S. Guaranteed         18%
U.S. Guaranteed                      1%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $16.64
--------------------------------------------------
Common Share Net Asset Value                $16.59
--------------------------------------------------
Premium/(Discount) to NAV                    0.30%
--------------------------------------------------
Market Yield                                 5.88%
--------------------------------------------------
Taxable-Equivalent Yield1                    8.84%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $293,825
--------------------------------------------------
Average Effective Maturity (Years)           17.45
--------------------------------------------------
Leverage-Adjusted Duration                    7.84
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/20/90)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          14.41%         4.23%
--------------------------------------------------
1-Year                        16.59%         8.38%
--------------------------------------------------
5-Year                         6.42%         8.22%
--------------------------------------------------
10-Year                        7.97%         7.28%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         25%
--------------------------------------------------
U.S. Guaranteed                                19%
--------------------------------------------------
Healthcare                                     14%
--------------------------------------------------
Education and Civic Organizations               9%
--------------------------------------------------
Transportation                                  8%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                                 0.0805
May                                 0.0805
Jun                                 0.0805
Jul                                 0.0805
Aug                                 0.0805
Sep                                 0.0815
Oct                                 0.0815
Nov                                 0.0815
Dec                                 0.0815
Jan                                 0.0815
Feb                                 0.0815
Mar                                 0.0815

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/03                              15.45
                                    15.45
                                    15.55
                                    15.69
                                    15.86
                                    16.06
                                    16.37
                                    16.45
                                    16.81
                                    16.65
                                    16.48
                                    16.59
                                    16.31
                                    15.86
                                    15.17
                                    15.32
                                    15.06
                                    15.28
                                    15.16
                                    15.27
                                    15.25
                                    15.34
                                    15.3
                                    15.41
                                    15.3
                                    15.37
                                    15.42
                                    15.6
                                    15.6
                                    15.97
                                    15.98
                                    16.11
                                    15.73
                                    16.05
                                    16.16
                                    16.4
                                    16.55
                                    16.57
                                    16.54
                                    16.58
                                    16.42
                                    16.56
                                    16.84
                                    16.67
                                    16.75
3/31/04                             16.75


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.4154 per share.

Nuveen New York Select Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of March 31, 2004


NVN



Pie Chart:
CREDIT QUALITY
Insured                             83%
Insured and U.S. Guaranteed         17%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $16.35
--------------------------------------------------
Common Share Net Asset Value                $16.27
--------------------------------------------------
Premium/(Discount) to NAV                    0.49%
--------------------------------------------------
Market Yield                                 5.83%
--------------------------------------------------
Taxable-Equivalent Yield1                    8.77%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $380,979
--------------------------------------------------
Average Effective Maturity (Years)           17.94
--------------------------------------------------
Leverage-Adjusted Duration                    8.75
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/22/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          12.56%         4.65%
--------------------------------------------------
1-Year                        16.58%         8.87%
--------------------------------------------------
5-Year                         6.87%         7.83%
--------------------------------------------------
10-Year                        8.33%         7.30%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         28%
--------------------------------------------------
U.S. Guaranteed                                17%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                                 0.0785
May                                 0.0785
Jun                                 0.0785
Jul                                 0.0785
Aug                                 0.0785
Sep                                 0.0795
Oct                                 0.0795
Nov                                 0.0795
Dec                                 0.0795
Jan                                 0.0795
Feb                                 0.0795
Mar                                 0.0795


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/03                              13.4
                                    13.41
                                    13.47
                                    13.5
                                    13.43
                                    13.9
                                    14.06
                                    14.54
                                    14.6
                                    14.5
                                    14.49
                                    14.29
                                    14.4
                                    13.99
                                    13.64
                                    13.54
                                    13.15
                                    13.61
                                    13.59
                                    13.59
                                    13.48
                                    13.6
                                    13.52
                                    13.5
                                    13.45
                                    13.52
                                    13.56
                                    13.5
                                    13.48
                                    13.56
                                    13.56
                                    13.53
                                    13.62
                                    14.44
                                    14.33
                                    14.7
                                    14.74
                                    14.37
                                    14.38
                                    14.76
                                    14.8
                                    14.35
                                    14.59
                                    14.58
                                    14.57
3/31/04                             14.44

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.2745 per share.

Nuveen New York Quality Income Municipal Fund, Inc.

Performance
   OVERVIEW As of March 31, 2004


NUN



Pie Chart:

CREDIT QUALITY
Insured                             85%
Insured and U.S. Guaranteed         14%
U.S. Guaranteed                      1%



FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $15.73
--------------------------------------------------
Common Share Net Asset Value                $16.06
--------------------------------------------------
Premium/(Discount) to NAV                   -2.05%
--------------------------------------------------
Market Yield                                 5.84%
--------------------------------------------------
Taxable-Equivalent Yield1                    8.78%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $386,891
--------------------------------------------------
Average Effective Maturity (Years)           17.41
--------------------------------------------------
Leverage-Adjusted Duration                    8.74
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/20/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          10.60%         4.34%
--------------------------------------------------
1-Year                        15.45%         7.97%
--------------------------------------------------
5-Year                         6.17%         7.37%
--------------------------------------------------
10-Year                        8.05%         7.40%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         29%
--------------------------------------------------
Education and Civic Organizations              17%
--------------------------------------------------
U.S. Guaranteed                                15%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------
Healthcare                                      9%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                                 0.0765
May                                 0.0765
Jun                                 0.0765
Jul                                 0.0765
Aug                                 0.0765
Sep                                 0.0765
Oct                                 0.0765
Nov                                 0.0765
Dec                                 0.0765
Jan                                 0.0765
Feb                                 0.0765
Mar                                 0.0765


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/03                              14.64
                                    14.65
                                    14.75
                                    14.8
                                    15.1
                                    15.23
                                    15.53
                                    15.5
                                    15.84
                                    15.75
                                    15.76
                                    15.84
                                    15.67
                                    15.33
                                    14.61
                                    14.79
                                    14.6
                                    14.65
                                    14.65
                                    14.89
                                    14.72
                                    14.85
                                    14.81
                                    14.8
                                    14.78
                                    14.82
                                    15
                                    15.15
                                    15.03
                                    15.1
                                    15.2
                                    15.37
                                    15.09
                                    15.51
                                    15.38
                                    15.7
                                    15.85
                                    15.8
                                    15.74
                                    15.74
                                    15.9
                                    15.93
                                    16.04
                                    16.14
                                    15.93
3/31/04                             15.84


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.2570 per share.

Nuveen Insured New York Premium Income Municipal Fund, Inc.

Performance
   OVERVIEW As of March 31, 2004


NNF



Pie Chart:
CREDIT QUALITY
Insured                             93%
Insured and U.S. Guaranteed          7%



FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $16.29
--------------------------------------------------
Common Share Net Asset Value                $16.28
--------------------------------------------------
Premium/(Discount) to NAV                    0.06%
--------------------------------------------------
Market Yield                                 5.67%
--------------------------------------------------
Taxable-Equivalent Yield1                    8.53%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $135,528
--------------------------------------------------
Average Effective Maturity (Years)           18.58
--------------------------------------------------
Leverage-Adjusted Duration                    7.87
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/17/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          11.02%         4.23%
--------------------------------------------------
1-Year                        12.60%         7.68%
--------------------------------------------------
5-Year                         6.16%         7.05%
--------------------------------------------------
10-Year                        9.23%         8.04%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         26%
--------------------------------------------------
Education and Civic Organizations              21%
--------------------------------------------------
Healthcare                                     13%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Tax Obligation/General                          8%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Apr                                 0.077
May                                 0.077
Jun                                 0.077
Jul                                 0.077
Aug                                 0.077
Sep                                 0.077
Oct                                 0.077
Nov                                 0.077
Dec                                 0.077
Jan                                 0.077
Feb                                 0.077
Mar                                 0.077



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/03                              15.2
                                    15.2
                                    15.48
                                    15.55
                                    15.62
                                    15.65
                                    15.8
                                    15.91
                                    16.28
                                    16.41
                                    16.05
                                    16.33
                                    16.1
                                    15.48
                                    14.9
                                    15
                                    14.82
                                    14.9
                                    15.02
                                    15.02
                                    15.05
                                    15.06
                                    15.04
                                    15.13
                                    15.16
                                    15.05
                                    15.3
                                    15.48
                                    15.43
                                    15.8
                                    15.93
                                    15.82
                                    15.84
                                    16.11
                                    16.13
                                    16.2
                                    16.12
                                    16.28
                                    16.15
                                    16.24
                                    16.28
                                    16.42
                                    16.31
                                    16.45
                                    16.58
3/31/04                             16.3


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Insured New York Dividend Advantage Municipal Fund
Performance
   OVERVIEW As of March 31, 2004


NKO
Pie Chart:
CREDIT QUALITY
Insured                             83%
AAA (uninsured)                      5%
AA (uninsured)                       6%
BBB (uninsured)                      6%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $15.35
--------------------------------------------------
Common Share Net Asset Value                $15.80
--------------------------------------------------
Premium/(Discount) to NAV                   -2.85%
--------------------------------------------------
Market Yield                                 5.82%
--------------------------------------------------
Taxable-Equivalent Yield1                    8.75%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $125,696
--------------------------------------------------
Average Effective Maturity (Years)           19.76
--------------------------------------------------
Leverage-Adjusted Duration                   10.14
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          11.44%         6.07%
--------------------------------------------------
1-Year                        11.03%        10.19%
--------------------------------------------------
Since Inception                7.76%        11.63%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         29%
--------------------------------------------------
Healthcare                                     14%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Education and Civic Organizations               9%
--------------------------------------------------
Tax Obligation/General                          9%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                                 0.0745
May                                 0.0745
Jun                                 0.0745
Jul                                 0.0745
Aug                                 0.0745
Sep                                 0.0745
Oct                                 0.0745
Nov                                 0.0745
Dec                                 0.0745
Jan                                 0.0745
Feb                                 0.0745
Mar                                 0.0745


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/03                              14.73
                                    14.5
                                    14.89
                                    14.93
                                    15.09
                                    15.14
                                    15.2
                                    15.31
                                    15.43
                                    15.53
                                    15.48
                                    15.7
                                    15.47
                                    14.78
                                    14.57
                                    14.22
                                    14.18
                                    14.08
                                    14.13
                                    14.55
                                    14.29
                                    14.31
                                    14.32
                                    14.25
                                    14.3
                                    14.56
                                    14.5
                                    14.78
                                    14.81
                                    14.78
                                    14.79
                                    14.83
                                    14.77
                                    14.99
                                    14.97
                                    14.97
                                    15.15
                                    14.98
                                    15.2
                                    15.15
                                    15.3
                                    15.45
                                    15.41
                                    15.68
                                    15.53
3/31/04                             15.53

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.1154 per share.

Nuveen Insured New York Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of March 31, 2004


NRK



Pie Chart:
CREDIT QUALITY
Insured                             85%
AAA (uninsured)                      2%
AA (uninsured)                       7%
A (uninsured)                        1%
BBB (uninsured)                      5%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $15.03
--------------------------------------------------
Common Share Net Asset Value                $14.94
--------------------------------------------------
Premium/(Discount) to NAV                    0.60%
--------------------------------------------------
Market Yield                                 5.79%
--------------------------------------------------
Taxable-Equivalent Yield1                    8.71%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $52,473
--------------------------------------------------
Average Effective Maturity (Years)           20.80
--------------------------------------------------
Leverage-Adjusted Duration                   10.27
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/21/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          12.93%         6.71%
--------------------------------------------------
1-Year                         8.54%        10.44%
--------------------------------------------------
Since Inception                5.80%         8.96%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         42%
--------------------------------------------------
Education and Civic Organizations              15%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Transportation                                  8%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Apr                                 0.0725
May                                 0.0725
Jun                                 0.0725
Jul                                 0.0725
Aug                                 0.0725
Sep                                 0.0725
Oct                                 0.0725
Nov                                 0.0725
Dec                                 0.0725
Jan                                 0.0725
Feb                                 0.0725
Mar                                 0.0725


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/03                              14.9
                                    14.9
                                    14.7
                                    14.55
                                    14.95
                                    14.63
                                    15.2
                                    15.3
                                    15.1
                                    15.03
                                    14.81
                                    15.28
                                    15.03
                                    15
                                    13.75
                                    13.52
                                    13.58
                                    13.65
                                    13.76
                                    13.6
                                    13.77
                                    13.65
                                    13.63
                                    13.82
                                    13.69
                                    13.8
                                    13.86
                                    14.25
                                    14.32
                                    14.25
                                    14.26
                                    14.49
                                    14.4
                                    14.77
                                    14.93
                                    15
                                    14.65
                                    14.75
                                    14.71
                                    14.72
                                    14.9
                                    15.07
                                    15.21
                                    15.42
                                    15.35
3/31/04                             15

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois, on December 17, 2003.
                                     NQN                                  NVN                                     NUN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                           Common and                         Common and                               Common and
                        MuniPreferred     MuniPreferred    MuniPreferred        MuniPreferred       MuniPreferred     MuniPreferred
                        shares voting     shares voting    shares voting        shares voting       shares voting     shares voting
                             together          together         together             together            together          together
                           as a class        as a class       as a class           as a class          as a class        as a class
====================================================================================================================================
William E. Bennett*
   For                    15,830,707                 --      20,717,198                    --         21,749,156                 --
   Withhold                  198,058                 --         377,274                    --            351,913                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                  16,028,765                 --      21,094,472                    --         22,101,069                 --
====================================================================================================================================
Robert P. Bremner
   For                    15,836,140                 --      20,734,359                    --         21,746,533                 --
   Withhold                  192,625                 --         360,113                    --            354,536                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                  16,028,765                 --      21,094,472                    --         22,101,069                 --
====================================================================================================================================
Lawrence H. Brown
   For                    15,828,165                 --      20,727,170                    --         21,752,150                 --
   Withhold                  200,600                 --         367,302                    --            348,919                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                  16,028,765                 --      21,094,472                    --         22,101,069                 --
====================================================================================================================================
Jack B. Evans
   For                    15,839,090                 --      20,731,221                    --         21,757,062                 --
   Withhold                  189,675                 --         363,251                    --            344,007                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                  16,028,765                 --      21,094,472                    --         22,101,069                 --
====================================================================================================================================
Anne E. Impellizzeri
   For                    15,827,168                 --      20,733,920                    --         21,751,737                 --
   Withhold                  201,597                 --         360,552                    --            349,332                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                  16,028,765                 --      21,094,472                    --         22,101,069                 --
====================================================================================================================================
William L. Kissick
   For                    15,823,964                 --      20,729,207                    --         21,752,018                 --
   Withhold                  204,801                 --         365,265                    --            349,051                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                  16,028,765                 --      21,094,472                    --         22,101,069                 --
====================================================================================================================================
Thomas E. Leafstrand
   For                    15,821,414                 --      20,725,130                    --         21,751,095                 --
   Withhold                  207,351                 --         369,342                    --            349,974                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                  16,028,765                 --      21,094,472                    --         22,101,069                 --
====================================================================================================================================
Peter R. Sawers
   For                    15,816,439                 --      20,731,069                    --         21,749,098                 --
   Withhold                  212,326                 --         363,403                    --            351,971                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                  16,028,765                 --      21,094,472                    --         22,101,069                 --
====================================================================================================================================


                                       12

                                      NQN                                 NVN                                    NUN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                           Common and                         Common and                               Common and
                        MuniPreferred     MuniPreferred    MuniPreferred        MuniPreferred       MuniPreferred     MuniPreferred
                        shares voting     shares voting    shares voting        shares voting       shares voting     shares voting
                             together          together         together             together            together          together
                           as a class        as a class       as a class           as a class          as a class        as a class
====================================================================================================================================
William J. Schneider
   For                             --            5,454                --               6,865                   --            7,133
   Withhold                        --               36                --                 330                   --               29
------------------------------------------------------------------------------------------------------------------------------------
   Total                           --            5,490                --               7,195                   --            7,162
====================================================================================================================================
Timothy R. Schwertfeger
   For                             --            5,454                --               6,865                   --            7,113
   Withhold                        --               36                --                 330                   --               49
------------------------------------------------------------------------------------------------------------------------------------
   Total                           --            5,490                --               7,195                   --            7,162
====================================================================================================================================
Judith M. Stockdale
   For                    15,832,336                 --      20,735,122                    --         21,753,302                 --
   Withhold                  196,429                 --         359,350                    --            347,767                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                  16,028,765                 --      21,094,472                    --         22,101,069                 --
====================================================================================================================================
Sheila W. Wellington
   For                    15,829,718                 --      20,725,555                    --         21,750,198                 --
   Withhold                  199,047                 --         368,917                    --            350,871                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                  16,028,765                 --      21,094,472                    --         22,101,069                 --
====================================================================================================================================

Shareholder
       MEETING REPORT (continued)
                                      NNF                                 NKO                                     NRK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                           Common and                         Common and                               Common and
                        MuniPreferred     MuniPreferred    MuniPreferred        MuniPreferred       MuniPreferred     MuniPreferred
                        shares voting     shares voting    shares voting        shares voting       shares voting     shares voting
                             together          together         together             together            together          together
                           as a class        as a class       as a class           as a class          as a class        as a class
====================================================================================================================================
William E. Bennett*
   For                     7,613,744                 --       7,692,185                    --          3,420,558                 --
   Withhold                   98,795                 --          98,293                    --             36,180                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   7,712,539                 --       7,790,478                    --          3,456,738                 --
====================================================================================================================================
Robert P. Bremner
   For                     7,626,435                 --       7,705,335                    --          3,420,558                 --
   Withhold                   86,104                 --          85,143                    --             36,180                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   7,712,539                 --       7,790,478                    --          3,456,738                 --
====================================================================================================================================
Lawrence H. Brown
   For                     7,625,435                 --       7,705,335                    --          3,423,883                 --
   Withhold                   87,104                 --          85,143                    --             32,855                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   7,712,539                 --       7,790,478                    --          3,456,738                 --
====================================================================================================================================
Jack B. Evans
   For                     7,626,435                 --       7,705,335                    --          3,423,883                 --
   Withhold                   86,104                 --          85,143                    --             32,855                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   7,712,539                 --       7,790,478                    --          3,456,738                 --
====================================================================================================================================
Anne E. Impellizzeri
   For                     7,625,294                 --       7,705,335                    --          3,423,216                 --
   Withhold                   87,245                 --          85,143                    --             33,522                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   7,712,539                 --       7,790,478                    --          3,456,738                 --
====================================================================================================================================
William L. Kissick
   For                     7,625,212                 --       7,699,985                    --          3,423,883                 --
   Withhold                   87,327                 --          90,493                    --             32,855                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   7,712,539                 --       7,790,478                    --          3,456,738                 --
====================================================================================================================================
Thomas E. Leafstrand
   For                     7,625,353                 --       7,699,985                    --          3,423,883                 --
   Withhold                   87,186                 --          90,493                    --             32,855                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   7,712,539                 --       7,790,478                    --          3,456,738                 --
====================================================================================================================================
Peter R. Sawers
   For                     7,622,644                 --       7,700,985                    --          3,423,883                 --
   Withhold                   89,895                 --          89,493                    --             32,855                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   7,712,539                 --       7,790,478                    --          3,456,738                 --
====================================================================================================================================


                                       14

                                      NNF                                  NKO                                    NRK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                           Common and                         Common and                               Common and
                        MuniPreferred     MuniPreferred    MuniPreferred        MuniPreferred       MuniPreferred     MuniPreferred
                        shares voting     shares voting    shares voting        shares voting       shares voting     shares voting
                             together          together         together             together            together          together
                           as a class        as a class       as a class           as a class          as a class        as a class
====================================================================================================================================
William J. Schneider
   For                             --            2,517                --               2,422                   --            1,080
   Withhold                        --                8                --                   8                   --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           --            2,525                --               2,430                   --            1,080
====================================================================================================================================
Timothy R. Schwertfeger
   For                             --            2,517                --               2,422                   --            1,080
   Withhold                        --                8                --                   8                   --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           --            2,525                --               2,430                   --            1,080
====================================================================================================================================
Judith M. Stockdale
   For                     7,622,585                 --       7,705,335                    --          3,423,883                 --
   Withhold                   89,954                 --          85,143                    --             32,855                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   7,712,539                 --       7,790,478                    --          3,456,738                 --
====================================================================================================================================
Sheila W. Wellington
   For                     7,622,162                 --       7,704,335                    --          3,423,733                 --
   Withhold                   90,377                 --          86,143                    --             33,005                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   7,712,539                 --       7,790,478                    --          3,456,738                 --
====================================================================================================================================

* Mr. Bennett resigned as a member of the Boards of the Nuveen Funds effective May 1, 2004.

                            Nuveen New York Investment Quality Municipal Fund,Inc. (NQN)
                            Portfolio of
                                    INVESTMENTS March 31, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.9%

$       5,030   New York City Trust for Cultural Resources, New York,                 7/09 at 101.00         AAA     $    5,673,840
                 Revenue Bonds, American Museum of Natural History,
                 Series 1999A, 5.750%, 7/01/29 - AMBAC Insured

        3,000   Dormitory Authority of the State of New York, Lease                     No Opt. Call         AAA          3,374,280
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 2003B, 5.250%, 7/01/32 (Optional put 7/01/13) -
                 XLCA Insured

        4,375   Dormitory Authority of the State of New York, Insured                 9/06 at 102.00         AAA          4,736,244
                 Revenue Bonds, Long Island University, Series 1996,
                 5.500%, 9/01/26 - FSA Insured

        1,000   Dormitory Authority of the State of New York, Insured                 7/07 at 102.00         AAA          1,110,910
                 Revenue Bonds, Siena College, Series 1997,
                 5.750%, 7/01/26 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Insured                 7/08 at 101.00         AAA          2,063,720
                 Revenue Bonds, Fordham University, Series 1998,
                 5.000%, 7/01/28 - MBIA Insured

        6,500   Dormitory Authority of the State of New York, Insured                 7/08 at 101.00         AAA          6,804,200
                 Revenue Bonds, New York Medical College, Series 1998,
                 5.000%, 7/01/21 - MBIA Insured

        3,500   Dormitory Authority of the State of New York,                         7/09 at 101.00         AAA          3,639,475
                 Insured Revenue Bonds, The Culinary Institute of
                 America, Series 1999, 5.000%, 7/01/22 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         AAA          2,259,540
                 Bonds, Upstate Community Colleges, Series 2000A,
                 5.750%, 7/01/29 - FSA Insured

        1,250   Dormitory Authority of the State of New York, Insured                 7/10 at 101.00         AAA          1,455,400
                 Revenue Bonds, Pace University, Series 2000,
                 6.000%, 7/01/29 - MBIA Insured

        1,200   Dormitory Authority of the State of New York, Insured                 7/09 at 101.00         AAA          1,402,800
                 Revenue Bonds, Cooper Union, Series 1999,
                 6.250%, 7/01/29 - MBIA Insured

        2,945   Dormitory Authority of the State of New York, Fourth                  7/10 at 100.00         AAA          3,130,947
                 General Resolution Consolidated Revenue Bonds,
                 City University System, Series 2000A,
                 5.125%, 7/01/21 - FGIC Insured

        2,000   Dormitory Authority of the State of New York, Insured                 7/11 at 100.00         AAA          2,143,920
                 Revenue Bonds, Yeshiva University, Series 2001,
                 5.000%, 7/01/18 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.2%

        2,000   New York City Health and Hospitals Corporation,                       2/09 at 101.00         AAA          2,150,520
                 New York, Health System Revenue Bonds,
                 Series 1999A, 5.125%, 2/15/14 - AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        3,150    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          3,410,915
        2,100    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          2,264,241

        1,000   Dormitory Authority of the State of New York,                         2/06 at 102.00         AAA          1,079,350
                 FHA-Insured Mortgage Hospital Revenue Bonds,
                 Maimonides Medical Center, Series 1996A,
                 5.750%, 8/01/24 - MBIA Insured

        3,135   Dormitory Authority of the State of New York,                         2/08 at 101.50         AAA          3,205,193
                 Secured Hospital Insured Revenue Bonds, Southside
                 Hospital, Series 1998, 5.000%, 2/15/25 - MBIA Insured

        7,080   Dormitory Authority of the State of New York,                         2/08 at 101.00         AAA          7,064,707
                 FHA-Insured Mortgage Hospital Revenue Bonds,
                 New York and Presbyterian Hospital, Series 1998,
                 4.750%, 8/01/27 - AMBAC Insured

        5,000   Dormitory Authority of the State of New York,                         2/08 at 102.00         AAA          5,354,500
                 FHA-Insured Mortgage Hospital Revenue Bonds,
                 Highland Hospital of Rochester, Series 1997A,
                 5.400%, 8/01/27 - MBIA Insured

        3,280   Dormitory Authority of the State of New York,                        11/08 at 101.00         AAA          3,400,770
                 Revenue Bonds, North Shore Health System Obligated
                 Group, Series 1998, 5.000%, 11/01/23 - MBIA Insured

        6,000   Dormitory Authority of the State of New York,                         7/13 at 100.00         AAA          6,362,040
                 Revenue Bonds, Memorial Sloan Kettering Cancer
                 Center, Series 2003-1, 5.000%, 7/01/21 - MBIA Insured


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HEALTHCARE (continued)

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds, Montefiore Medical Center,
                Series 1999:
$         955    5.250%, 8/01/19 - AMBAC Insured                                      8/09 at 101.00         AAA     $    1,039,193
        4,000    5.500%, 8/01/38 - AMBAC Insured                                      8/09 at 101.00         AAA          4,333,200

        8,000   Dormitory Authority of the State of New York, Revenue                 7/09 at 101.00         AAA          8,754,960
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Charles Hospital and Rehabilitation Center,
                 Series 1999A, 5.500%, 7/01/22 - MBIA Insured

        1,500   Dormitory Authority of the State of New York, Hospital                7/09 at 101.00         AAA          1,645,395
                 Revenue Bonds, Catholic Health Services of Long Island
                 Obligated Group - St. Francis Hospital, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        3,000   Dormitory Authority of the State of New York, Insured                 7/09 at 101.00         AAA          3,287,730
                 Revenue Bonds, New Island Hospital, Series 1999A,
                 5.750%, 7/01/19 - AMBAC Insured

        8,525   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00         AAA          9,072,817
                 Bonds, Winthrop-South Nassau University Health System
                 Obligated Group, Series 2001B, 5.250%, 7/01/26 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.7%

                New York State Housing Finance Agency, Mortgage Revenue
                Refunding Bonds, Housing Project, Series 1996A:
        1,745    6.100%, 11/01/15 - FSA Insured                                       5/06 at 102.00         AAA          1,846,088
        2,720    6.125%, 11/01/20 - FSA Insured                                       5/06 at 102.00         AAA          2,879,202

          255   New York State Housing Finance Agency, FHA-Insured                    8/04 at 102.00         AAA            262,007
                 Mortgage Multifamily Housing Revenue Bonds,
                 Series 1994B, 6.250%, 8/15/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.0%

        1,860   New York State Mortgage Agency, Homeowner                             4/07 at 102.00         AAA          1,973,795
                 Mortgage Revenue Bonds, Series 63, 6.125%, 4/01/27
                 (Alternative Minimum Tax) - MBIA Insured

        1,000   New York State Mortgage Agency, Mortgage Revenue                      7/10 at 100.00         AAA          1,065,140
                 Bonds, Twenty Fourth Series 2000, 5.875%, 10/01/15
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5%

        3,000   Castle Rest Residential Health Care Facility, Syracuse,               8/07 at 102.00         AAA          3,033,450
                 New York, FHA-Insured Mortgage Revenue Bonds,
                 Series 1997A, 5.750%, 8/01/37 (Optional put 8/01/07)

        1,185   East Rochester Housing Authority, New York, FHA-Insured               8/07 at 102.00         AAA          1,318,763
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1997A, 5.750%, 8/01/37 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.2%

                Erie County, New York, General Obligation Bonds,
                Series 2003A:
        1,000    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa          1,122,490
        1,200    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa          1,340,184
        1,300    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa          1,445,587
        1,400    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa          1,550,052

                Germantown Central School District, Columbia County,
                New York, School District Bonds, Series 1999:
          700    5.400%, 6/15/17 - FGIC Insured                                       6/08 at 101.00         Aaa            779,436
          700    5.400%, 6/15/18 - FGIC Insured                                       6/08 at 101.00         Aaa            779,436

        2,000   Hempstead Town, New York, General Obligation Bonds,                   1/11 at 101.00         Aaa          2,244,640
                 Series 2001A, 5.250%, 1/15/14 - MBIA Insured

          700   Jericho Union Free School District, Nassau County,                    8/09 at 101.00         Aaa            796,432
                 New York, General Obligation Bonds, Series 2000,
                 5.600%, 8/01/18 - MBIA Insured

                Monticello Central School District, Sullivan County,
                New York, General Obligation Bonds, Series 2000:
        1,905    6.000%, 6/15/18 - FGIC Insured                                       6/09 at 101.00         AAA          2,220,316
        2,000    6.000%, 6/15/19 - FGIC Insured                                       6/09 at 101.00         AAA          2,331,040
        2,165    6.000%, 6/15/20 - FGIC Insured                                       6/09 at 101.00         AAA          2,523,351

                County of Nassau, New York, General Obligations,
                Serial General Improvement Bonds, Series B:
        2,005    5.250%, 6/01/22 - AMBAC Insured                                      6/09 at 102.00         AAA          2,221,179
        1,000    5.250%, 6/01/23 - AMBAC Insured                                      6/09 at 102.00         AAA          1,073,830


                                       17


                            Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       5,000   New York City, New York, General Obligation Bonds,                    8/14 at 100.00         AAA     $    5,452,700
                 Fiscal Series 2004I, 5.000%, 8/01/17 (WI,
                 Settling 4/01/04) - MBIA Insured

        1,500   Town of North Hempstead, Nassau County, New York,                     3/08 at 101.00         Aaa          1,551,270
                 General Obligation Refunding Serial Bonds,
                 series 1998B, 4.750%, 3/01/18 - FGIC Insured

                Oneida County, New York, General Obligations Public
                Improvement Bonds, Series 2000:
          500    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA            556,125
          500    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            554,275

          255   Port Jervis, Orange County, New York, General                         3/09 at 101.00         Aaa            284,509
                 Obligation Bonds, Water Improvements, Series 1999,
                 5.625%, 3/15/24 - FGIC Insured

                County of Suffolk, New York, Public Improvement
                Serial Bonds, Series 2000A:
        1,130    5.750%, 5/01/17 - MBIA Insured                                       5/10 at 101.00         AAA          1,300,065
        1,100    6.000%, 5/01/18 - MBIA Insured                                       5/10 at 101.00         AAA          1,287,517
          610    6.000%, 5/01/19 - MBIA Insured                                       5/10 at 101.00         AAA            713,987
          640    6.000%, 5/01/20 - MBIA Insured                                       5/10 at 101.00         AAA            749,798


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 37.7%

                Erie County Industrial Development Authority, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series 2003:
        1,000    5.750%, 5/01/20 - FSA Insured                                        5/12 at 100.00         AAA          1,142,210
        1,200    5.750%, 5/01/22 - FSA Insured                                        5/12 at 100.00         AAA          1,358,832

        2,760   Metropolitan Transportation Authority, New York,                      7/12 at 100.00         AAA          3,104,641
                 State Service Contract Bonds, Series 2002B,
                 5.500%, 7/01/18 - MBIA Insured

                Metropolitan Transportation Authority, New York,
                State Service Contract Refunding Bonds, Series 2002A:
        4,500    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          5,384,070
        1,250    5.500%, 1/01/19 - MBIA Insured                                       7/12 at 100.00         AAA          1,395,450
        2,000    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          2,226,740
        2,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          2,089,880
        4,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          4,162,880

                Metropolitan Transportation Authority, New York,
                Dedicated Tax Fund Bonds, Series 2002A:
        6,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          6,422,340
        2,500    5.000%, 11/15/32 - FSA Insured                                      11/12 at 100.00         AAA          2,598,350

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        2,115    5.000%, 11/15/18 - AMBAC Insured                                       No Opt. Call         AAA          2,288,599
        1,305    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA          1,347,178
        1,305    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA          1,339,935

        3,125   Nassau Health Care Corporation, New York,                             8/09 at 102.00         AAA          3,501,344
                 County Guaranteed Health System Revenue Bonds,
                 Series 1999, 5.750%, 8/01/29 - FSA Insured

        3,025   New York City Transit Authority, New York,                            1/10 at 101.00         AAA          3,461,659
                 Metropolitan Transportation Authority, Triborough
                 Bridge and Tunnel Authority, Certificates of
                 Participation, Series 2000A, 5.875%, 1/01/30 -
                 AMBAC Insured

        2,000   New York City Transitional Finance Authority,                         8/12 at 100.00         AAA          2,174,840
                 New York, Future Tax Secured Bonds, Fiscal
                 Series 2003C, 5.250%, 8/01/20 - AMBAC Insured

        2,510   New York City Transitional Finance Authority,                         2/13 at 100.00         AAA          2,652,041
                 New York, Future Tax Secured Refunding Bonds,
                 Fiscal Series 2003D, 5.000%, 2/01/22 - MBIA Insured

        1,660   New York City Transitional Finance Authority,                         2/13 at 100.00         AAA          1,798,261
                 New York, Future Tax Secured Bonds, Fiscal
                 Series 2003E, 5.250%, 2/01/22 - MBIA Insured

        2,000   New York City Transitional Finance Authority,                         2/14 at 100.00         AAA          2,155,280
                 New York, Future Tax Secured Bonds, Fiscal
                 Series 2004C, 5.000%, 2/01/19 - XLCA Insured

        5,000   Dormitory Authority of the State of New York,                         5/10 at 101.00         AAA          5,652,100
                 New York City, Court Facilities Lease Revenue Bonds,
                 Series 1999, 5.750%, 5/15/30 - AMBAC Insured

        1,250   Dormitory Authority of the State of New York, Insured                 7/04 at 102.00         AAA          1,287,350
                 Revenue Bonds, Leake and Watts Services Inc.,
                 Series 1994, 6.000%, 7/01/23 - MBIA Insured

        2,250   Dormitory Authority of the State of New York, Insured                 7/08 at 101.00         AAA          2,400,863
                 Revenue Bonds, 853 Schools Program, 1998 Issue 2,
                 Saint Anne Institute, Series 1998E, 5.000%, 7/01/18 -
                 AMBAC Insured


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,000   Dormitory Authority of the State of New York,                         7/14 at 100.00         AAA     $    2,131,160
                 Department of Health Revenue Bonds, Series 2004-2,
                 5.000%, 7/01/21 (WI, settling 4/06/04) - FGIC Insured

          110   Dormitory Authority of the State of New York,                         2/07 at 102.00         AAA            122,383
                 Improvement Revenue Bonds, Mental Health Services
                 Facilities, Series 1997A, 5.750%, 8/15/22 - MBIA Insured

          155   Dormitory Authority of the State of New York,                         2/06 at 102.00         AAA            165,083
                 Improvement Revenue Bonds, Mental Health Services
                 Facilities, Series 1996B, 5.375%, 2/15/26 - MBIA Insured

        1,505   Dormitory Authority of the State of New York,                         8/11 at 100.00         AAA          1,663,808
                 Improvement Revenue Bonds, Mental Health Services
                 Facilities, Series 2001B, 5.500%, 8/15/19 - MBIA Insured

        1,340   Dormitory Authority of the State of New York, Insured                 7/09 at 101.00         AAA          1,531,968
                 Revenue Bonds, 853 Schools Program, 1999 Issue 2 -
                 Anderson School, Series 1999E, 5.750%, 7/01/19 -
                 AMBAC Insured

        2,000   Dormitory Authority of the State of New York,                         7/09 at 101.00         AAA          2,286,520
                 Insured Revenue Bonds, Special Act School District
                 Program, Series 1999, 5.750%, 7/01/19 - MBIA Insured

        1,670   Dormitory Authority of the State of New York,                         8/10 at 100.00         AAA          1,871,920
                 Improvement Revenue Bonds, Mental Health Services
                 Facilities, Series 2000D, 5.875%, 2/15/16 - FSA Insured

        2,265   New York State Environmental Facilities Corporation,                  4/07 at 100.00         AAA          2,323,165
                 Riverbank State Park, Special Obligation Refunding
                 Revenue Bonds, Series 1996, 5.125%, 4/01/22 -
                 AMBAC Insured

        1,750   New York State Local Government Assistance                            4/08 at 101.00         AAA          1,805,615
                 Corporation, Revenue Bonds, Series 1997B,
                 4.875%, 4/01/20 - MBIA Insured

        1,000   Dormitory Authority of the State of New York,                         3/13 at 100.00         AAA          1,042,110
                 Revenue Bonds, State Personal Income Tax,
                 Series 2003A, 5.000%, 3/15/32 - FGIC Insured

        4,600   Dormitory Authority of the State of New York,                        10/12 at 100.00         AAA          4,961,054
                 Revenue Bonds, School Districts Financing Program,
                 Series 2002D, 5.250%, 10/01/23 - MBIA Insured

                New York State Thruway Authority, Highway and
                Bridge Trust Fund Bonds, Series 2002B:
        1,290    5.375%, 4/01/17 - AMBAC Insured                                      4/12 at 100.00         AAA          1,434,196
        1,300    5.375%, 4/01/18 - AMBAC Insured                                      4/12 at 100.00         AAA          1,440,582
        2,000    5.000%, 4/01/20 - AMBAC Insured                                      4/12 at 100.00         AAA          2,122,420

        3,500   New York State Thruway Authority, Highway and                         4/12 at 100.00         AAA          3,856,160
                 Bridge Trust Fund Bonds, Series 2002A, 5.250%, 4/01/17 -
                 FSA Insured

        2,225   New York State Thruway Authority, Highway and                         4/13 at 100.00         AAA          2,415,082
                 Bridge Trust Fund Bonds, Second General, Series 2003,
                 5.250%, 4/01/22 - MBIA Insured

                New York State Thruway Authority, Highway and Bridge Trust Fund
                Bonds, Second General, Series 2004:
        1,000    5.000%, 4/01/19 - MBIA Insured                                       4/14 at 100.00         AAA          1,080,470
        1,750    5.000%, 4/01/21 - MBIA Insured                                       4/14 at 100.00         AAA          1,869,998

          650   Puerto Rico Highway and Transportation Authority,                     7/10 at 101.00         AAA            756,294
                 Highway Revenue Bonds, Series 2000B,
                 5.875%, 7/01/35 - MBIA Insured

        2,000   Puerto Rico Municipal Finance Agency, Series 1999A,                   8/09 at 101.00         AAA          2,257,380
                 5.500%, 8/01/19 - FSA Insured

        1,435   Suffolk County Industrial Development Agency,                        10/10 at 102.00         Aaa          1,691,076
                 New York, Civic Facility Revenue Bonds, Hampton Bays
                 Public Library Project, Series 1999A, 6.000%, 10/01/19 -
                 MBIA Insured

                New York Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        6,300    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          6,921,873
        4,500    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          4,871,835


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.3%

        2,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA          2,242,420
                 Transportation Revenue Refunding Bonds, Series 2002A,
                 5.500%, 11/15/19 - AMBAC Insured

        2,300   Niagara Frontier Transportation Authority, New York,                  4/09 at 101.00         AAA          2,475,145
                 Revenue Bonds, Buffalo Niagara International Airport,
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum
                 Tax) - MBIA Insured

        5,000   Port Authority of New York and New Jersey,                           10/07 at 101.00         AAA          5,428,800
                 Consolidated Bonds, One Hundred Twentieth
                 Series 2000, 5.750%, 10/15/26 (Alternative
                 Minimum Tax) - MBIA Insured

        5,025   Port Authority of New York and New Jersey, Special                   12/07 at 100.00         AAA          5,460,567
                 Project Bonds, JFK International Air Terminal LLC,
                 Sixth Series 1997, 5.750%, 12/01/25 (Alternative
                 Minimum Tax) - MBIA Insured


                                       19

                            Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                Puerto Rico Ports Authority, Revenue Bonds, Series 1991D:
$       5,250    7.000%, 7/01/14 (Alternative Minimum Tax) - FGIC Insured             7/04 at 100.00         AAA     $    5,435,063
       11,500    6.000%, 7/01/21 (Alternative Minimum Tax) - FGIC Insured             7/04 at 100.00         AAA         11,754,725

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Revenue Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            911,157
        2,300    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          2,489,497


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 28.6%

                Buffalo, New York, General Obligation Bonds, Series 1999D:
          525    6.000%, 12/01/18 (Pre-refunded to 12/01/09) - FSA Insured           12/09 at 101.00         AAA            625,789
          425    6.000%, 12/01/19 (Pre-refunded to 12/01/09) - FSA Insured           12/09 at 101.00         AAA            506,591

        1,230   Buffalo, New York, General Obligation Bonds,                         12/09 at 101.00         AAA          1,466,135
                 Series 1999E, 6.000%, 12/01/18 (Pre-refunded
                 to 12/01/09) - FSA Insured

                Chitenango Central School District, Madison and
                Onondaga Counties, New York, General Obligation
                Bonds, Series 2000:
        1,125    5.650%, 6/15/18 (Pre-refunded to 6/15/09) - FGIC Insured             6/09 at 101.00         AAA          1,312,448
        1,185    5.650%, 6/15/19 (Pre-refunded to 6/15/09) - FGIC Insured             6/09 at 101.00         AAA          1,382,445

                East Rochester Union Free School District, Monroe County, New
                York, General Obligation Bonds, Series 2000:
          265    5.750%, 6/15/17 (Pre-refunded to 6/15/09) - FSA Insured              6/09 at 101.00         Aaa            310,442
          200    5.750%, 6/15/18 (Pre-refunded to 6/15/09) - FSA Insured              6/09 at 101.00         Aaa            234,296
          200    5.750%, 6/15/19 (Pre-refunded to 6/15/09) - FSA Insured              6/09 at 101.00         Aaa            234,296

          500   Freeport, New York, General Obligation Bonds,                         4/10 at 101.00         Aaa            595,550
                 Series 2000A, 6.000%, 4/01/18 (Pre-refunded to
                 4/01/10) - FGIC Insured

                Longwood Central School District, Suffolk County,
                New York, Series 2000:
        1,410    5.750%, 6/15/17 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,670,892
        1,410    5.750%, 6/15/18 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,670,892

                Lyndonville Central School District, Orleans County,
                New York, General Obligation Bonds, Series 2000:
          330    5.750%, 6/01/18 (Pre-refunded to 6/01/08) - FGIC Insured             6/08 at 101.00         Aaa            380,556
          330    5.750%, 6/01/19 (Pre-refunded to 6/01/08) - FGIC Insured             6/08 at 101.00         Aaa            380,556

        2,210   Metropolitan Transportation Authority, New York,                      7/07 at 102.00         AAA          2,389,209
                 Commuter Facilities Revenue Bonds, Series 1997B,
                 5.000%, 7/01/20 - AMBAC Insured

        8,215   Metropolitan Transportation Authority, New York,                      7/09 at 100.00         AAA          9,415,622
                 Commuter Facilities Revenue Bonds, Series 1997C,
                 5.375%, 7/01/27 (Pre-refunded to 7/01/09) - FGIC Insured

                Metropolitan Transportation Authority, New York,
                Dedicated Tax Fund Bonds, Series 1998A:
        5,090    5.000%, 4/01/23 (Pre-refunded to 10/01/15) - FGIC Insured           10/15 at 100.00         AAA          5,763,916
        7,600    4.750%, 4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured           10/15 at 100.00         AAA          8,405,752

        1,000   Metropolitan Transportation Authority, New York,                     10/14 at 100.00         AAA          1,135,090
                 Dedicated Tax Fund Bonds, Series 1999A,
                 5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured

                County of Nassau, New York, General Obligations,
                Serial General Improvement Bonds, Series F:
        1,505    6.500%, 3/01/17 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          1,789,656
        1,000    6.500%, 3/01/19 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          1,189,140
          910    6.500%, 3/01/20 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          1,079,296

          805   County of Nassau, New York, General Obligations,                      9/09 at 102.00         Aaa            896,826
                 Serial General Improvement Bonds, Series D,
                 5.300%, 9/01/17 (Pre-refunded to 9/01/09) - FSA Insured

                New York City, New York, General Obligation Bonds,
                Fiscal Series 1990I:
          950    7.250%, 8/15/14 - AMBAC Insured                                      8/04 at 100.00         AAA            976,686
        1,270    7.250%, 8/15/17 - AMBAC Insured                                      8/04 at 100.00         AAA          1,305,674

                New York City, New York, General Obligation Bonds,
                Fiscal Series 1991A:
        3,030    7.250%, 3/15/18 - FSA Insured                                        9/04 at 100.00         AAA          3,294,095
        2,250    7.250%, 3/15/19 - FSA Insured                                        9/04 at 100.00         AAA          2,446,110

          340   New York City Municipal Water Finance Authority,                      6/10 at 101.00         AAA            407,942
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000B, 6.100%, 6/15/31 (Pre-refunded
                 to 6/15/10) - MBIA Insured


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$       3,000   Dormitory Authority of the State of New York,                         7/09 at 101.00         AAA     $    3,480,120
                 Lease Revenue Bonds, State University Dormitory
                 Facilities, Series 1999C, 5.500%, 7/01/29
                 (Pre-refunded to 7/01/09) - MBIA Insured

        1,055   Dormitory Authority of the State of New York,                           No Opt. Call         AAA          1,339,977
                 Judicial Facilities Lease Revenue Bonds, Suffolk
                 County Issue, Series 1986, 7.375%, 7/01/16 -
                 MBIA Insured

          975   Dormitory Authority of the State of New York,                         8/11 at 100.00         AAA          1,133,915
                 Improvement Revenue Bonds, Mental Health
                 Services Facilities, Series 2001B, 5.500%, 8/15/19
                 (Pre-refunded to 8/15/11) - MBIA Insured

        5,000   Dormitory Authority of the State of New York,                         7/09 at 101.00         AAA          5,800,200
                 Third General Resolution Consolidated Revenue Bonds,
                 City University System, Series 1999-1, 5.500%, 7/01/29
                 (Pre-refunded to 7/01/09) - FSA Insured

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 2001A:
        1,145    5.500%, 8/15/19 (Pre-refunded to 8/15/11) - MBIA Insured             8/11 at 100.00         AAA          1,328,337
        1,210    5.500%, 8/15/20 (Pre-refunded to 8/15/11) - MBIA Insured             8/11 at 100.00         AAA          1,403,745

        4,000   Dormitory Authority of the State of New York, Fourth                  7/10 at 100.00         AAA          4,545,640
                 General Resolution Consolidated Revenue Bonds,
                 City University System, Series 2000A, 5.125%, 7/01/24
                 (Pre-refunded to 7/01/10) - FGIC Insured

        3,225   New York State Housing Finance Agency, State                            No Opt. Call         AAA          3,489,418
                 University Construction Bonds, Series 1986A,
                 7.900%, 11/01/06

           35   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         AAA             37,192
                 Mental Health Services Facilities Improvement
                 Revenue Bonds, Series 1995A, 6.000%, 2/15/25
                 (Pre-refunded to 2/15/05) - MBIA Insured

           40   New York State Medical Care Facilities Finance                        8/04 at 102.00         AAA             41,572
                 Agency, Improvement Revenue Bonds, Mental Health
                 Services Facilities, Series 1994E, 6.250%, 8/15/19
                 (Pre-refunded to 8/15/04) - FGIC Insured

        5,915   Dormitory Authority of the State of New York,                         5/12 at 101.00         AAA          6,774,272
                 Revenue Bonds, State University Educational
                 Facilities, Series 2002A, 5.125%, 5/15/20
                 (Pre-refunded to 5/15/12) - FGIC Insured

        1,000   Puerto Rico, Public Improvement General Obligation                    7/10 at 100.00         AAA          1,172,710
                 Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded
                 to 7/01/10) - MBIA Insured

          350   Puerto Rico Highway and Transportation Authority,                     7/10 at 101.00         AAA            417,907
                 Highway Revenue Bonds, Series 2000B,
                 5.875%, 7/01/35 (Pre-refunded to 7/01/10) -
                 MBIA Insured

        1,630   Watertown City School District, Jefferson County,                     6/09 at 101.00         AAA          1,909,512
                 New York, General Obligation Bonds, Series 2000,
                 5.750%, 6/15/19 (Pre-refunded to 6/15/09) -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.8%

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        9,000    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          9,489,960
        3,000    5.750%, 12/01/24 - FSA Insured                                       6/08 at 101.00         AAA          3,343,860
        3,000    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          3,170,370

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2001A:
        2,500    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA          2,597,975
        2,500    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          2,643,175

        2,620   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          2,854,935
                 General Revenue Bonds, Series 2003C,
                 5.000%, 9/01/16 - CIFG Insured

        2,275   New York State Energy Research and Development                        5/04 at 101.00         AAA          2,319,112
                 Authority, Adjustable Rate Gas Facilities Revenue
                 Bonds, The Brooklyn Union Gas Company Project,
                 Series 1989B, 6.750%, 2/01/24 (Alternative Minimum
                 Tax) - MBIA Insured

        2,250   New York State Energy Research and Development                        7/04 at 101.50         AAA          2,297,138
                 Authority, Gas Facilities Revenue Bonds, The Brooklyn
                 Union Gas Company Project, Series 1989C,
                 5.600%, 6/01/25 (Alternative Minimum Tax) -
                 MBIA Insured

        1,000   New York State Energy Research and Development                        7/05 at 102.00         AAA          1,067,990
                 Authority, Pollution Control Revenue Bonds, New York
                 State Electric and Gas Corporation Project, Series 1987A,
                 6.150%, 7/01/26 (Alternative Minimum Tax) - MBIA Insured

        2,500   New York State Energy Research and Development                        5/04 at 100.00         AAA          2,579,375
                 Authority, Pollution Control Revenue Bonds, Rochester Gas
                 and Electric Corporation Project, Series 1992B,
                 6.500%, 5/15/32 (Alternative Minimum Tax) - MBIA Insured


                                       21


                            Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       2,000   New York State Energy Research and Development                        9/08 at 102.00         AAA     $    2,168,660
                 Authority, Pollution Control Revenue Bonds, Rochester
                 Gas and Electric Corporation Project, Series 1998A,
                 5.950%, 9/01/33 (Alternative Minimum Tax) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.8%

        3,655   Buffalo Municipal Water Finance Authority, New York,                  7/09 at 101.00         AAA          4,190,055
                 Water System Revenue Bonds, Series 1999,
                 6.000%, 7/01/29 - FSA Insured

        5,000   New York City Municipal Water Finance Authority,                      6/06 at 101.00         AAA          5,438,200
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 1996B, 5.750%, 6/15/26 - MBIA Insured

        1,000   New York City Municipal Water Finance Authority,                      6/07 at 101.00         AAA          1,101,050
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 1997B, 5.750%, 6/15/29 - FSA Insured

        4,750   New York City Municipal Water Finance Authority,                      6/09 at 101.00         AAA          5,187,617
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        2,000   New York City Municipal Water Finance Authority,                      6/11 at 100.00         AAA          2,113,360
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2002A, 5.250%, 6/15/33 - FGIC Insured

        1,660   New York City Municipal Water Finance Authority,                      6/10 at 101.00         AAA          1,958,352
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        2,750   Western Nassau County Water Authority, New York,                      5/06 at 102.00         AAA          2,972,885
                 System Revenue Bonds, Series 1995, 5.650%, 5/01/26 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     397,205   Total Long-Term Investments (cost $395,538,663) - 147.7%                                                433,876,328
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                      3,948,492
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.0)%                                                       (144,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  293,824,820
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       22


                            Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
                            Portfolio of
                                    INVESTMENTS March 31, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.0%

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
$       1,315    5.625%, 8/01/20 - AMBAC Insured                                      8/10 at 102.00         AAA     $    1,481,440
          610    5.750%, 8/01/25 - AMBAC Insured                                      8/10 at 102.00         AAA            686,677

          500   Amherst Industrial Development Agency, New York,                      8/10 at 102.00         AAA            563,285
                 Revenue Bonds, UBF Faculty/Student Housing Corporation,
                 University of Buffalo Lakeside Cottage Project, Series 2000B,
                 5.625%, 8/01/20 - AMBAC Insured

        1,000   Nassau County Industrial Development Agency,                          7/08 at 102.00         AAA          1,031,310
                 New York, Civic Facility Revenue and Refunding Bonds,
                 Hofstra University Project, Series 1998,
                 5.000%, 7/01/23 - MBIA Insured

        1,075   New York City Trust for Cultural Resources, New York,                 7/09 at 101.00         AAA          1,212,600
                 Revenue Bonds, American Museum of Natural
                 History, Series 1999A, 5.750%, 7/01/29 -
                 AMBAC Insured

        7,250   New York City Industrial Development Agency,                          1/09 at 101.00         AAA          7,491,498
                 New York, Civic Facility Revenue Bonds, Horace
                 Mann School Project, Series 1998, 5.000%, 7/01/28 -
                 MBIA Insured

        2,000   Dormitory Authority of the State of New York, Lease                     No Opt. Call         AAA          2,249,520
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 2003B, 5.250%, 7/01/32 (Optional put 7/01/13) -
                 XLCA Insured

        1,870   Dormitory Authority of the State of New York, Insured                 7/04 at 100.00         AAA          1,879,163
                 Revenue Bonds, Fordham University, Series 1990,
                 7.200%, 7/01/15 - AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Insured                 7/07 at 102.00         AAA          2,221,820
                 Revenue Bonds, Siena College, Series 1997,
"                5.750%, 7/01/26 - MBIA Insured

        2,860   Dormitory Authority of the State of New York,                         7/08 at 101.00         AAA          2,951,120
                 Insured Revenue Bonds, Fordham University, Series 1998,
                 5.000%, 7/01/28 - MBIA Insured

        4,500   Dormitory Authority of the State of New York, Insured                 7/08 at 101.00         Aaa          4,710,600
                 Revenue Bonds, Ithaca College, Series 1998,
                 5.000%, 7/01/21 - AMBAC Insured

        1,500   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         AAA          1,694,655
                 Bonds, Upstate Community Colleges, Series 2000A,
                 5.750%, 7/01/29 - FSA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                University of Rochester, Series 2000A:
        1,990    0.000%, 7/01/17 - MBIA Insured                                       7/10 at 101.00         AAA          1,541,872
        2,235    0.000%, 7/01/18 - MBIA Insured                                       7/10 at 101.00         AAA          1,721,486
        2,495    0.000%, 7/01/19 - MBIA Insured                                       7/10 at 101.00         AAA          1,910,421
        1,870    0.000%, 7/01/21 - MBIA Insured                                       7/10 at 101.00         AAA          1,417,928

          500   Dormitory Authority of the State of New York, Insured                 7/10 at 101.00         AAA            582,160
                 Revenue Bonds, Pace University, Series 2000,
                 6.000%, 7/01/29 - MBIA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Canisius College, Series 2000:
        1,000    5.100%, 7/01/20 - MBIA Insured                                       7/11 at 101.00         AAA          1,072,490
        2,875    5.250%, 7/01/30 - MBIA Insured                                       7/11 at 101.00         AAA          3,061,789

                Dormitory Authority of the State of New York, Insured Revenue
                Bonds, New York University, Series 2001-2:
        1,350    5.500%, 7/01/18 - AMBAC Insured                                      7/11 at 100.00         AAA          1,515,065
          800    5.500%, 7/01/20 - AMBAC Insured                                      7/11 at 100.00         AAA            890,576
          600    5.500%, 7/01/21 - AMBAC Insured                                      7/11 at 100.00         AAA            663,834

        2,500   Dormitory Authority of the State of New York, General                   No Opt. Call         AAA          2,946,675
                 Revenue Bonds, New York University, Series 2001-1,
                 5.500%, 7/01/40 - AMBAC Insured

        2,125   Dormitory Authority of the State of New York, Insured                 7/11 at 100.00         AAA          2,260,894
                 Revenue Bonds, Yeshiva University, Series 2001,
                 5.000%, 7/01/19 - AMBAC Insured

        1,710   Dormitory Authority of the State of New York, Insured                 7/12 at 100.00         AAA          1,835,890
                 Revenue Bonds, Fordham University, Series 2002,
                 5.000%, 7/01/18 - FGIC Insured


                                       23


                            Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 16.6%

                New York City Health and Hospitals Corporation, New York,
                Health System Revenue Bonds, Series 2003A:
$       2,800    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA     $    3,031,924
        2,700    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          2,911,167

                Dormitory Authority of the State of New York, St. Vincent's
                Hospital and Medical Center of New York,
                FHA-Insured Mortgage Revenue Bonds, Series 1991:
        2,415    7.375%, 8/01/11                                                      8/04 at 100.00         AAA          2,426,037
        4,150    7.400%, 8/01/30                                                      8/04 at 100.00         AAA

        5,995   Dormitory Authority of the State of New York, FHA-Insured             8/04 at 105.00         AAA          6,349,664
                 Mortgage Hospital Revenue Bonds, Millard Fillmore
                 Hospitals, Series 1997, 5.375%, 2/01/32 -
                 AMBAC Insured

        6,500   Dormitory Authority of the State of New York,                         2/08 at 102.00         AAA          6,940,180
                 FHA-Insured Mortgage Revenue Refunding Bonds,
                 United Health Services, Series 1997,
                 5.375%, 8/01/27 - AMBAC Insured

        3,000   Dormitory Authority of the State of New York,                         2/08 at 101.00         AAA          2,993,520
                 FHA-Insured Mortgage Hospital Revenue Bonds,
                 New York and Presbyterian Hospital, Series 1998,
                 4.750%, 8/01/27 - AMBAC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Memorial Sloan Kettering Cancer Center, Series 2003-1:
        2,500    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA          2,650,850
        3,210    5.000%, 7/01/22 - MBIA Insured                                       7/13 at 100.00         AAA          3,388,572

        5,730   Dormitory Authority of the State of New York,                         8/09 at 101.00         AAA          6,207,309
                 FHA-Insured Mortgage Hospital Revenue Bonds,
                 Montefiore Medical Center, Series 1999,
                 5.500%, 8/01/38 - AMBAC Insured

        6,430   Dormitory Authority of the State of New York, Hospital                7/09 at 101.00         AAA          6,979,636
                 Revenue Bonds, Catholic Health Services of Long Island
                 Obligated Group - St. Francis Hospital, Series 1999A,
                 5.500%, 7/01/24 - MBIA Insured

       12,020   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00         AAA         12,792,405
                 Bonds, Winthrop-South Nassau University Health System
                 Obligated Group, Series 2001A, 5.250%, 7/01/26 -
                 AMBAC Insured

        2,025   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00         AAA          2,147,897
                 Bonds, Winthrop-South Nassau University Health
                 System Obligated Group, Series 2001B, 5.250%, 7/01/31 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.8%

       12,933   New York City Housing Development Corporation,                        4/04 at 105.00         AAA         13,606,083
                 New York, Multifamily Housing Limited Obligation Bonds,
                 Pass-Through Certificates, Series 1991C,
                 6.500%, 2/20/19 - AMBAC Insured

                New York State Housing Finance Agency, Mortgage Revenue
                Refunding Bonds, Housing Project, Series 1996A:
          870    6.100%, 11/01/15 - FSA Insured                                       5/06 at 102.00         AAA            920,399
        3,625    6.125%, 11/01/20 - FSA Insured                                       5/06 at 102.00         AAA          3,837,171


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.7%

        2,325   New York State Mortgage Agency, Mortgage Revenue                      7/10 at 100.00         AAA          2,476,451
                 Bonds, Twenty Fourth Series 2000, 5.875%, 10/01/15
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.3%

        2,000   Babylon Industrial Development Agency, New York,                      8/09 at 101.00         AAA          2,277,540
                 Revenue Bonds, WSNCHS East, Inc. Project,
                 Series 2000B, 6.000%, 8/01/24 - MBIA Insured

        6,000   Dormitory Authority of the State of New York,                         8/11 at 101.00         AAA          6,309,300
                 FHA-Insured Mortgage Nursing Home Revenue Bonds,
                 Norwegian Christian Home and Health Center,
                 Series 2001, 5.200%, 8/01/36 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 15.4%

                Erie County, New York, General Obligation Bonds,
                Series 1999A:
          700    5.500%, 10/01/17 - FGIC Insured                                     10/09 at 101.00         AAA            794,255
          700    5.250%, 10/01/19 - FGIC Insured                                     10/09 at 101.00         AAA            767,914

                Erie County, New York, General Obligation Bonds,
                Series 2003A:
        1,410    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa          1,582,711
        1,500    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa          1,675,230
        1,510    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa          1,679,105
        1,635    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa          1,810,239

        2,500   County of Nassau, New York, General Obligations,                      6/09 at 102.00         AAA          2,684,575
                 Serial General Improvement Bonds, Series B,
                 5.250%, 6/01/23 - AMBAC Insured

           45   New York City, New York, General Obligation Bonds,                    8/04 at 100.00         AAA             45,514
                 Fiscal Series 1992C, 6.250%, 8/01/10 - FSA Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                New York City, New York, General Obligation Bonds,
                Fiscal Series 1998H:
$       4,150    5.125%, 8/01/25 - MBIA Insured                                       8/08 at 101.00         AAA     $    4,303,633
        6,000    5.375%, 8/01/27 - MBIA Insured                                       8/08 at 101.00         AAA          6,415,500

        5,000   New York City, New York, General Obligation Bonds,                    4/09 at 101.00         AAA          5,173,200
                 Fiscal Series 1999-I, 5.000%, 4/15/29 - MBIA Insured

        3,000   New York City, New York, General Obligation Bonds,                    8/10 at 101.00         AAA          3,271,860
                 Fiscal Series 2001D, 5.000%, 8/01/16 - FGIC Insured

        6,250   New York City, New York, General Obligation Bonds,                    8/14 at 100.00         AAA          6,815,875
                 Fiscal Series 2004I, 5.000%, 8/01/17 (WI, settling
                 4/01/04) - MBIA Insured

        3,000   Town of North Hempstead, Nassau County, New York,                     3/08 at 101.00         Aaa          3,102,540
                 General Obligation Refunding Serial Bonds, Series 1998B,
                 4.750%, 3/01/18 - FGIC Insured

                Oneida County, New York, General Obligation Public
                Improvement Bonds, Series 2000:
          100    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA            111,225
          100    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            110,855

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525    5.875%, 6/15/17 - FSA Insured                                        6/10 at 100.00         Aaa            606,548
          525    5.875%, 6/15/18 - FSA Insured                                        6/10 at 100.00         Aaa            606,548
          525    5.875%, 6/15/20 - FSA Insured                                        6/10 at 100.00         Aaa            606,963
          525    5.875%, 6/15/21 - FSA Insured                                        6/10 at 100.00         Aaa            606,963
          525    5.875%, 6/15/22 - FSA Insured                                        6/10 at 100.00         Aaa            605,425
          525    5.875%, 6/15/23 - FSA Insured                                        6/10 at 100.00         Aaa            602,333
          525    5.875%, 6/15/24 - FSA Insured                                        6/10 at 100.00         Aaa            601,031
          525    5.875%, 6/15/26 - FSA Insured                                        6/10 at 100.00         Aaa            603,445
          525    5.875%, 6/15/28 - FSA Insured                                        6/10 at 100.00         Aaa            603,445

                Rensselaer County, New York, General Obligation
                Serial Bonds, Series 1991:
          960    6.700%, 2/15/16 - AMBAC Insured                                        No Opt. Call         AAA          1,222,608
          960    6.700%, 2/15/17 - AMBAC Insured                                        No Opt. Call         AAA          1,230,739
          960    6.700%, 2/15/18 - AMBAC Insured                                        No Opt. Call         AAA          1,237,075
          960    6.700%, 2/15/19 - AMBAC Insured                                        No Opt. Call         AAA          1,244,218
          960    6.700%, 2/15/20 - AMBAC Insured                                        No Opt. Call         AAA          1,247,078
          747    6.700%, 2/15/21 - AMBAC Insured                                        No Opt. Call         AAA            972,676

                The City of Rochester, New York, General Obligation
                Serial Bonds, Series 1999:
          735    5.250%, 10/01/20 - MBIA Insured                                        No Opt. Call         AAA            838,010
          735    5.250%, 10/01/21 - MBIA Insured                                        No Opt. Call         AAA            835,372
          730    5.250%, 10/01/22 - MBIA Insured                                        No Opt. Call         AAA            826,397
          730    5.250%, 10/01/23 - MBIA Insured                                        No Opt. Call         AAA            823,520
          730    5.250%, 10/01/24 - MBIA Insured                                        No Opt. Call         AAA            820,119
          730    5.250%, 10/01/25 - MBIA Insured                                        No Opt. Call         AAA            820,608
          725    5.250%, 10/01/26 - MBIA Insured                                        No Opt. Call         AAA            815,241


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 42.1%

                Erie County Industrial Development Authority, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series 2003:
        1,230    5.750%, 5/01/20 - FSA Insured                                        5/12 at 100.00         AAA          1,404,918
        1,225    5.750%, 5/01/22 - FSA Insured                                        5/12 at 100.00         AAA          1,387,141

        4,600   Metropolitan Transportation Authority, New York,                      7/12 at 100.00         AAA          5,174,402
                 State Service Contract Bonds, Series 2002B,
                 5.500%, 7/01/18 - MBIA Insured

                Metropolitan Transportation Authority, New York,
                State Service Contract Refunding Bonds, Series 2002A:
        2,000    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          2,392,920
        3,000    5.500%, 1/01/19 - MBIA Insured                                       7/12 at 100.00         AAA          3,349,080
        5,000    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          5,566,850
        2,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          2,089,880
        4,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          4,162,880

                Metropolitan Transportation Authority, New York,
                Dedicated Tax Fund Bonds, Series 2002A:
        7,500    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          8,027,925
        2,300    5.000%, 11/15/32 - FSA Insured                                      11/12 at 100.00         AAA          2,390,482


                                       25


                            Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
$       4,000    5.000%, 11/15/18 - AMBAC Insured                                       No Opt. Call         AAA     $    4,328,320
        1,560    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA          1,610,419
        1,560    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA          1,601,761

        5,875   New York City Transit Authority, Metropolitan                         1/10 at 101.00         AAA          6,200,358
                 Transportation Authority, Triborough Bridge and
                 Tunnel Authority, New York, Certificates of
                 Participation, Series 1999A, 5.250%, 1/01/29 -
                 AMBAC Insured

        5,225   New York City Transit Authority, Metropolitan                         1/10 at 101.00         AAA          5,979,229
                 Transportation Authority, Triborough Bridge and
                 Tunnel Authority, New York, Certificates of
                 Participation, Series 2000A, 5.875%, 1/01/30 -
                 AMBAC Insured

           50   New York City Transitional Finance Authority,                         8/07 at 101.00         AAA             51,400
                 New York, Future Tax Secured Bonds, Fiscal
                 Series 1998A, 5.000%, 8/15/27 - MBIA Insured

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2002B:
        2,820    5.250%, 5/01/16 - MBIA Insured                                      11/11 at 101.00         AAA          3,121,091
        1,000    5.250%, 5/01/17 - MBIA Insured                                      11/11 at 101.00         AAA          1,102,590

        7,500   New York City Transitional Finance Authority,                         8/12 at 100.00         AAA          8,127,975
                 New York, Future Tax Secured Bonds, Fiscal
                 Series 2003C, 5.250%, 8/01/21 - AMBAC Insured

        3,500   New York City Transitional Finance Authority,                         2/13 at 100.00         AAA          3,698,065
                 New York, Future Tax Secured Refunding Bonds,
                 Fiscal Series 2003D, 5.000%, 2/01/22 -
                 MBIA Insured

        3,060   New York City Transitional Finance Authority,                         2/13 at 100.00         AAA          3,314,867
                 New York, Future Tax Secured Bonds, Fiscal
                 Series 2003E, 5.250%, 2/01/22 - MBIA Insured

        2,000   New York City Transitional Finance Authority,                         2/14 at 100.00         AAA          2,155,280
                 New York, Future Tax Secured Bonds, Fiscal Series
                 Series 2004C, 5.000%, 2/01/19 - XLCA Insured

        5,250   Dormitory Authority of the State of New York,                         5/10 at 101.00         AAA          5,934,705
                 New York City, Court Facilities Lease Revenue Bonds,
                 Series 1999, 5.750%, 5/15/30 - AMBAC Insured

        5,000   Dormitory Authority of the State of New York, Insured                 7/04 at 102.00         AAA          5,149,400
                 Revenue Bonds, Leake and Watts Services Inc.,
                 Series 1994, 6.000%, 7/01/23 - MBIA Insured

        3,000   Dormitory Authority of the State of New York,                         7/14 at 100.00         AAA          3,196,740
                 Department of Health Revenue Bonds, Series 2004-2,
                 5.000%, 7/01/21 (WI, settling 4/06/04) - FGIC Insured

          105   Dormitory Authority of the State of New York,                         2/07 at 102.00         AAA            116,820
                 Improvement Revenue Bonds, Mental Health Services
                 Facilities, Series 1997A, 5.750%, 8/15/22 - MBIA Insured

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 1996B:
           95    5.375%, 2/15/26 - MBIA Insured                                       2/06 at 102.00         AAA            101,180
           80    5.375%, 2/15/26 - FSA Insured                                        2/06 at 102.00         AAA             85,204

        7,145   Dormitory Authority of the State of New York, Insured                 7/09 at 101.00         AAA          8,168,593
                 Revenue Bonds, Special Act School District Program,
                 Series 1999, 5.750%, 7/01/19 - MBIA Insured

        2,000   New York State Environmental Facilities Corporation,                  4/07 at 100.00         AAA          2,051,360
                 Riverbank State Park, Special Obligation Revenue
                 Refunding Bonds, Series 1996, 5.125%, 4/01/22 -
                 AMBAC Insured

        7,750   New York State Local Government Assistance Corporation, Revenue       4/08 at 101.00         AAA          7,996,295
                 Bonds, Series 1997B, 4.875%, 4/01/20 - MBIA Insured

                State of New York Municipal Bond Bank Agency, Special Program
                Revenue Bonds, City of Buffalo, Series 2001A:
          875    5.125%, 5/15/19 - AMBAC Insured                                      5/11 at 100.00         AAA            942,585
          920    5.125%, 5/15/20 - AMBAC Insured                                      5/11 at 100.00         AAA            986,562
          965    5.250%, 5/15/21 - AMBAC Insured                                      5/11 at 100.00         AAA          1,038,765
        1,015    5.250%, 5/15/22 - AMBAC Insured                                      5/11 at 100.00         AAA          1,086,415

        1,500   Dormitory Authority of the State of New York,                         3/13 at 100.00         AAA          1,563,165
                 Revenue Bonds, State Personal Income Tax,
                 Series 2003A, 5.000%, 3/15/32 - FGIC Insured

        7,925   Dormitory Authority of the State of New York,                        10/12 at 100.00         AAA          8,547,033
                 Revenue Bonds, School Districts Financing Program,
                Series 2002D, 5.250%, 10/01/23 - MBIA Insured

                New York State Thruway Authority, Highway and Bridge
                Trust Fund Bonds, Series 2002B:
        1,835    5.375%, 4/01/17 - AMBAC Insured                                      4/12 at 100.00         AAA          2,040,116
        2,100    5.375%, 4/01/18 - AMBAC Insured                                      4/12 at 100.00         AAA          2,327,094


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,575   New York State Thruway Authority, Highway and Bridge                 10/11 at 100.00         AAA     $    3,966,641
                 Trust Fund Bonds, Series 2001B, 5.250%, 4/01/16 -
                 MBIA Insured

        5,000   New York State Thruway Authority, Highway and Bridge                  4/12 at 100.00         AAA          5,458,250
                 Trust Fund Bonds, Series 2002A, 5.250%, 4/01/19 -
                 FSA Insured

        2,375   New York State Thruway Authority, Highway and Bridge                  4/13 at 100.00         AAA          2,577,896
                 Trust Fund Bonds, Second General, Series 2003,
                 5.250%, 4/01/22 - MBIA Insured

                New York State Thruway Authority, Highway and Bridge Trust Fund
                Bonds, Second General, Series 2004:
        2,000    5.000%, 4/01/19 - MBIA Insured                                       4/14 at 100.00         AAA          2,160,940
        1,000    5.000%, 4/01/22 - MBIA Insured                                       4/14 at 100.00         AAA          1,063,520

        4,000   Puerto Rico Highway and Transportation Authority,                       No Opt. Call         AAA          4,696,760
                 Highway Revenue Refunding Bonds, Series 2002E,
                 5.500%, 7/01/18 - FSA Insured

                New York Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        8,400    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          9,229,164
        2,500    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          2,706,575


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.2%

                Metropolitan Transportation Authority, New York,
                Transportation Revenue Refunding Bonds, Series 2002A:
        6,000    5.500%, 11/15/18 - AMBAC Insured                                    11/12 at 100.00         AAA          6,763,920
        2,000    5.125%, 11/15/22 - FGIC Insured                                     11/12 at 100.00         AAA          2,136,300

                Metropolitan Transportation Authority, New York,
                Transportation Revenue Refunding Bonds, Series 2002E:
        1,335    5.500%, 11/15/21 - MBIA Insured                                     11/12 at 100.00         AAA          1,482,744
        4,575    5.000%, 11/15/25 - MBIA Insured                                     11/12 at 100.00         AAA          4,788,378

        2,500   Niagara Frontier Transportation Authority, New York,                  4/09 at 101.00         AAA          2,690,375
                 Revenue Bonds, Buffalo Niagara International Airport,
                 Series 1999A, 5.625%, 4/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

        7,000   The Port Authority of New York and New Jersey,                       10/07 at 101.00         AAA          7,600,320
                 Consolidated Bonds, One Hundred Twentieth
                 Series 2000, 5.750%, 10/15/26 (Alternative
                 Minimum Tax) - MBIA Insured

                Triborough Bridge and Tunnel Authority, New York, General
                Revenue Refunding Bonds, Subordinate Lien, Series 2002E:
        1,570    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA          1,833,996
        3,800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          4,113,082


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 25.2%

          325   Brookhaven, New York, General Obligation Bonds,                      10/04 at 100.00         AAA            328,575
                 Series 1991B, 6.400%, 10/01/11 (Pre-refunded to
                 10/01/04) - MBIA Insured

                East Rochester Union Free School District, Monroe County, New
                York, General Obligation Bonds, Series 2000:
          300    5.750%, 6/15/17 (Pre-refunded to 6/15/09) - FSA Insured              6/09 at 101.00         Aaa            351,444
          350    5.750%, 6/15/18 (Pre-refunded to 6/15/09) - FSA Insured              6/09 at 101.00         Aaa            410,018
          365    5.750%, 6/15/19 (Pre-refunded to 6/15/09) - FSA Insured              6/09 at 101.00         Aaa            427,590

                Longwood Central School District, Suffolk County,
                New York, Series 2000:
        1,000    5.750%, 6/15/19 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,185,030
        1,000    5.750%, 6/15/20 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,185,030

                Lyndonville Central School District, Orleans County,
                New York, General Obligation Bonds, Series 2000:
          340    5.750%, 6/01/18 (Pre-refunded to 6/01/08) - FGIC Insured             6/08 at 101.00         Aaa            392,088
          340    5.750%, 6/01/19 (Pre-refunded to 6/01/08) - FGIC Insured             6/08 at 101.00         Aaa            392,088

        4,695   Metropolitan Transportation Authority, New York,                      7/11 at 100.00         AAA          5,376,855
                 Commuter Facilities Revenue Bonds, Series 1998A,
                 5.250%, 7/01/28 (Pre-refunded to 7/01/11) -
                 FGIC Insured

        3,000   Metropolitan Transportation Authority, New York,                     10/10 at 100.00         AAA          3,436,920
                 Dedicated Tax Fund Bonds, Series 1996A,
                 5.250%, 4/01/26 (Pre-refunded to 10/01/10) -
                 MBIA Insured

       11,000   Metropolitan Transportation Authority, New York,                     10/15 at 100.00         AAA         12,166,220
                 Dedicated Tax Fund Bonds, Series 1998A,
                 4.750%, 4/01/28 (Pre-refunded to 10/01/15) -
                 FGIC Insured

                Metropolitan Transportation Authority, New York,
                Dedicated Tax Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured            10/14 at 100.00         AAA          4,540,360
        3,250    5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured            10/14 at 100.00         AAA          3,689,043


                                       27


                            Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

                New York City, New York, General Obligation Bonds,
                Fiscal Series 1991A:
$       1,500    7.250%, 3/15/18 - FSA Insured                                        9/04 at 100.00         AAA     $    1,630,740
        3,100    7.250%, 3/15/19 - FSA Insured                                        9/04 at 100.00         AAA          3,370,196

        3,000   New York City, New York, General Obligation Bonds,                    4/04 at 100.00         AAA          3,006,150
                 Fiscal Series 1990B, 7.000%, 10/01/19 - FSA Insured

          255   New York City Municipal Water Finance Authority,                      6/10 at 101.00         AAA            305,957
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000B, 6.100%, 6/15/31 (Pre-refunded
                 to 6/15/10) - MBIA Insured

           10   New York City Transitional Finance Authority,                         8/07 at 101.00         AAA             11,140
                 New York, Future Tax Secured Bonds, Fiscal Series
                 1998A, 5.000%, 8/15/27 (Pre-refunded to
                 8/15/07) - MBIA Insured

        2,095   Dormitory Authority of the State of New York, Lease                   7/11 at 100.00         AAA          2,433,154
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 2001, 5.500%, 7/01/18 (Pre-refunded to
                 7/01/11) - FGIC Insured

          505   Dormitory Authority of the State of New York, Judicial                4/04 at 114.14     Baa1***            617,135
                 Facilities Lease Revenue Bonds, Suffolk County
                 Issue, Series 1991A, 9.500%, 4/15/14

                Dormitory Authority of the State of New York, Third General
                Resolution Consolidated Revenue Bonds, City University System,
                Series 1997-1:
        3,120    5.375%, 7/01/24 (Pre-refunded to 1/01/08) - FGIC Insured             1/08 at 102.00         AAA          3,548,470
        7,000    5.125%, 7/01/27 (Pre-refunded to 1/01/08) - MBIA Insured             1/08 at 102.00         AAA          7,898,520

        2,895   Dormitory Authority of the State of New York,                         2/07 at 102.00         AAA          3,273,463
                 Improvement Revenue Bonds, Mental Health Services
                 Facilities, Series 1997A, 5.750%, 8/15/22
                 (Pre-refunded to 2/15/07) - MBIA Insured

        5,000   Dormitory Authority of the State of New York,                         5/06 at 102.00         AAA          5,512,000
                 Revenue Bonds, State University Educational
                 Facilities, Series 1996, 5.500%, 5/15/26
                 (Pre-refunded to 5/15/06) - FSA Insured

        3,485   Dormitory Authority of the State of New York, Fourth                  7/10 at 100.00         AAA          3,960,389
                 General Resolution Consolidated Revenue Bonds,
                 City University System, Series 2000A, 5.125%, 7/01/24
                 (Pre-refunded to 7/01/10) - FGIC Insured

           20   New York State Medical Care Facilities Finance                        2/05 at 102.00         AAA             21,252
                 Agency, Mental Health Services Facilities Improvement
                 Revenue Bonds, Series 1995A, 6.000%, 2/15/25
                 (Pre-refunded to 2/15/05) - MBIA Insured

        5,795   Dormitory Authority of the State of New York,                         5/12 at 101.00         AAA          6,585,380
                 Revenue Bonds, State University Educational
                 Facilities, Series 2002A, 5.000%, 5/15/18
                 (Pre-refunded to 5/15/12) - FGIC Insured

        5,000   New York State Urban Development Corporation,                         1/09 at 101.00         AAA          5,861,500
                 Correctional Facilities Service Contract Revenue
                 Bonds, Series 1999C, 6.000%, 1/01/29 (Pre-refunded
                 to 1/01/09) - AMBAC Insured

                New York State Urban Development Corporation, Correctional
                Facilities Service Contract Revenue Bonds, Series 2000C:
        6,000    5.125%, 1/01/23 (Pre-refunded to 1/01/11) - FSA Insured              1/11 at 100.00         AAA          6,791,220
        2,000    5.250%, 1/01/30 (Pre-refunded to 1/01/11) - FSA Insured              1/11 at 100.00         AAA          2,278,920

                Town of North Hempstead, Nassau County, New York,
                General Obligation Bonds, Series 1999B:
        2,135    5.875%, 7/15/18 (Pre-refunded to 7/15/09) - FGIC Insured             7/09 at 101.00         Aaa          2,517,379
        2,255    5.875%, 7/15/19 (Pre-refunded to 7/15/09) - FGIC Insured             7/09 at 101.00         Aaa          2,658,871


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.2%

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        8,300    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          8,751,852
        7,000    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          7,397,530

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2000A:
        4,000    0.000%, 6/01/24 - FSA Insured                                          No Opt. Call         AAA          1,541,400
        4,000    0.000%, 6/01/25 - FSA Insured                                          No Opt. Call         AAA          1,458,080
       15,000    0.000%, 6/01/26 - FSA Insured                                          No Opt. Call         AAA          5,190,750
        3,000    0.000%, 6/01/27 - FSA Insured                                          No Opt. Call         AAA            987,390
        4,500    0.000%, 6/01/28 - FSA Insured                                          No Opt. Call         AAA          1,409,040
        3,000    0.000%, 6/01/29 - FSA Insured                                          No Opt. Call         AAA            892,650

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2001A:
        3,000    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA          3,117,570
        3,125    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          3,303,969

       10,025   New York State Energy Research and Development                        5/04 at 101.00         AAA         10,219,385
                 Authority, Adjustable Rate Gas Facilities Revenue Bonds,
                 The Brooklyn Union Gas Company Project, Series 1989B,
                 6.750%, 2/01/24 (Alternative Minimum Tax) - MBIA Insured


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       3,000   New York State Energy Research and Development                        7/05 at 102.00         AAA     $    3,203,970
                 Authority, Pollution Control Revenue Bonds, New York
                 State Electric and Gas Corporation Project,
                 Series 1987A, 6.150%, 7/01/26 (Alternative Minimum
                 Tax) - MBIA Insured

        6,000   New York State Energy Research and Development                        9/08 at 102.00         AAA          6,505,980
                 Authority, Pollution Control Revenue Bonds, Rochester
                 Gas and Electric Corporation Project, Series 1998A,
                 5.950%, 9/01/33 (Alternative Minimum Tax) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.5%

        5,000   New York City Municipal Water Finance Authority,                      6/06 at 101.00         AAA          5,438,200
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 1996B, 5.750%, 6/15/26 - MBIA Insured

        2,225   New York City Municipal Water Finance Authority,                      6/06 at 101.00         AAA          2,367,155
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 1997A, 5.375%, 6/15/26 - FSA Insured

       10,500   New York City Municipal Water Finance Authority,                      6/09 at 101.00         AAA         11,467,365
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        5,000   New York City Municipal Water Finance Authority,                      6/11 at 100.00         AAA          5,283,400
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2002A, 5.250%, 6/15/33 - FGIC Insured

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal Series 2000B:
        1,245    6.100%, 6/15/31 - MBIA Insured                                       6/10 at 101.00         AAA          1,468,764
        1,225    6.000%, 6/15/33 - MBIA Insured                                       6/10 at 101.00         AAA          1,438,297

          350   New York State Environmental Facilities Corporation,                  9/04 at 100.00         AAA            351,638
                 State Water Pollution Control Revolving Fund Revenue
                 Bonds, Pooled Loan Issue, Series 1991B, 7.100%, 9/15/11

        2,230   Upper Mohawk Valley Regional Water Finance                              No Opt. Call         Aaa            918,222
                 Authority, New York, Water System Revenue Bonds,
                 Series 2000, 0.000%, 4/01/23 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     551,800   Total Long-Term Investments (cost $524,289,793) - 150.0%                                                571,579,861
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.7%                                                                      2,399,272
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.7)%                                                       (193,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  380,979,133
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       29


                            Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
                            Portfolio of
                                    INVESTMENTS March 31, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 24.8%

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
$       1,065    5.625%, 8/01/20 - AMBAC Insured                                      8/10 at 102.00         AAA     $    1,199,797
          610    5.750%, 8/01/25 - AMBAC Insured                                      8/10 at 102.00         AAA            686,677

          500   Amherst Industrial Development Agency, New York,                      8/10 at 102.00         AAA            563,285
                 Revenue Bonds, UBF Faculty/Student Housing Corporation,
                 University of Buffalo Lakeside Cottage Project,
                 Series 2000B, 5.625%, 8/01/20 - AMBAC Insured

        6,350   Nassau County Industrial Development Agency,                          7/08 at 102.00         AAA          6,548,819
                 New York, Civic Facility Revenue and Refunding
                 Bonds, Hofstra University Project, Series 1998,
                 5.000%, 7/01/23 - MBIA Insured

        5,000   New York City Trust for Cultural Resources, New York,                 7/06 at 101.00         AAA          5,435,250
                 Revenue Bonds, New York Botanical Garden,
                 Series 1996, 5.800%, 7/01/26 - MBIA Insured

        7,250   New York City Trust for Cultural Resources,                           1/07 at 102.00         AAA          7,894,598
                 New York, Revenue Refunding Bonds, Museum of
                 Modern Art, Series 1996A, 5.500%, 1/01/21 -
                 AMBAC Insured

       14,500   New York City Trust for Cultural Resources, New York,                 4/07 at 101.00         AAA         15,781,800
                 Revenue Bonds, American Museum of Natural History,
                 Series 1997A, 5.650%, 4/01/27 - MBIA Insured

        4,775   New York City Industrial Development Agency,                          6/07 at 102.00         AAA          4,989,923
                 New York, Civic Facility Revenue Bonds, Trinity
                 Episcopal School Corporation Project, Series 1997,
                 5.250%, 6/15/27 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Lease                     No Opt. Call         AAA          2,249,520
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 2003B, 5.250%, 7/01/32 (Optional
                 put 7/01/13) - XLCA Insured

        1,000   Dormitory Authority of the State of New York,                         7/04 at 102.00         AAA          1,028,250
                 Insured Revenue Bonds, Fordham University,
                 Series 1994, 5.500%, 7/01/23 - FGIC Insured

        1,800   Dormitory Authority of the State of New York, Second                    No Opt. Call         AAA          2,140,596
                 General Resolution Consolidated Revenue Bonds,
                 City University System, Series 1993A,
                 5.750%, 7/01/18 - FSA Insured

        6,000   Dormitory Authority of the State of New York,                           No Opt. Call         AAA          7,139,580
                 Consolidated Revenue Bonds, City University
                 System, Series 1993A, 5.750%, 7/01/13 -
                 MBIA Insured

        8,500   Dormitory Authority of the State of New York,                         7/07 at 102.00         AAA          8,889,555
                 Insured Revenue Bonds, Ithaca College, Series 1997,
                 5.250%, 7/01/26 - AMBAC Insured

        1,150   Dormitory Authority of the State of New York, Insured                 7/06 at 102.00         AAA          1,262,493
                 Revenue Bonds, St. John's University, Series 1996,
                 5.600%, 7/01/16 - MBIA Insured

        4,625   Dormitory Authority of the State of New York, Insured                 7/07 at 101.00         AAA          4,801,906
                 Revenue Bonds, Barnard College, Series 1996,
                 5.250%, 7/01/26 - AMBAC Insured

        2,125   Dormitory Authority of the State of New York, Insured                 7/08 at 101.00         AAA          2,192,703
                 Revenue Bonds, Fordham University, Series 1998,
                 5.000%, 7/01/28 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Third                   7/08 at 102.00         AAA          2,066,480
                 General Resolution Consolidated Revenue Bonds,
                 City University System, Series 1998-1, 5.000%, 7/01/26 -
                 FGIC Insured

        1,735   Dormitory Authority of the State of New York, Fourth                  7/10 at 100.00         AAA          1,818,315
                 General Resolution Consolidated Revenue Bonds,
                 City University System, Series 2000A, 5.125%, 7/01/23 -
                 FGIC Insured

        1,750   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         AAA          1,977,098
                 Bonds, Upstate Community Colleges, Series 2000A,
                 5.750%, 7/01/29 - FSA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                University of Rochester, Series 2000A:
        1,990    0.000%, 7/01/17 - MBIA Insured                                       7/10 at 101.00         AAA          1,541,872
        2,230    0.000%, 7/01/18 - MBIA Insured                                       7/10 at 101.00         AAA          1,717,635
        2,495    0.000%, 7/01/19 - MBIA Insured                                       7/10 at 101.00         AAA          1,910,421
        1,870    0.000%, 7/01/21 - MBIA Insured                                       7/10 at 101.00         AAA          1,417,928

        4,000   Dormitory Authority of the State of New York, State                     No Opt. Call         AAA          4,762,600
                 University Educational Facilities Revenue Bonds,
                 1989 Resolution, Series 2000C, 5.750%, 5/15/16 -
                 FSA Insured


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       1,000   Dormitory Authority of the State of New York,                           No Opt. Call         AAA     $    1,178,670
                 General Revenue Bonds, New York University,
                 Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured

        2,750   Dormitory Authority of the State of New York, Insured                 7/11 at 100.00         AAA          2,857,360
                 Revenue Bonds, Yeshiva University, Series 2001,
                 5.000%, 7/01/26 - AMBAC Insured

        1,650   Dormitory Authority of the State of New York, Insured                 7/12 at 100.00         AAA          1,763,074
                 Revenue Bonds, Fordham University, Series 2002,
                 5.000%, 7/01/19 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 13.3%

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        2,800    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          3,031,924
        2,700    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          2,911,167

        3,995   Dormitory Authority of the State of New York, FHA-Insured             8/04 at 105.00         AAA          4,231,344
                 Mortgage Hospital Revenue Bonds, Millard Fillmore
                 Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured

        7,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          6,984,880
                 Mortgage Hospital Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 -
                 AMBAC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Memorial Sloan Kettering Cancer Center, Series 2003-1:
        2,500    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA          2,650,850
        3,300    5.000%, 7/01/22 - MBIA Insured                                       7/13 at 100.00         AAA          3,483,579

        9,000   Dormitory Authority of the State of New York, Hospital                7/09 at 101.00         AAA          9,769,320
                 Revenue Bonds, Catholic Health Services of Long Island
                 Obligated Group - St. Francis Hospital, Series 1999A,
                 5.500%, 7/01/24 - MBIA Insured

        9,000   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00         AAA          9,546,210
                 Bonds, Winthrop-South Nassau University Health
                 System Obligated Group, Series 2001B, 5.250%, 7/01/31 -
                 AMBAC Insured

        3,300   New York State Medical Care Facilities Finance Agency,                8/04 at 102.00         AAA          3,373,722
                 FHA-Insured Hospital Mortgage Revenue Refunding
                 Bonds, New York and Presbyterian Hospital,
                 Series 1994A, 5.375%, 2/15/25 - MBIA Insured

        3,350   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         AAA          3,520,950
                 FHA-Insured Mortgage Revenue Bonds, Montefiore
                 Medical Center, Series 1995A, 5.750%, 2/15/25 -
                 AMBAC Insured

        1,915   New York State Medical Care Facilities Finance Agency,               11/05 at 102.00         AAA          2,089,093
                 Secured Mortgage Revenue Bonds, Brookdale Family
                 Care Centers Inc., Series 1995A, 6.375%, 11/15/19 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.5%

       10,756   New York City Housing Development Corporation,                        4/04 at 105.00         AAA         11,315,725
                 New York, Multifamily Housing Limited Obligation
                 Bonds, Pass-Through Certificates, Series 1991C,
                 6.500%, 2/20/19 - AMBAC Insured

        1,540   New York State Housing Finance Agency, Mortgage                       5/06 at 102.00         AAA          1,630,136
                 Revenue Refunding Bonds, Housing Project, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured

          400   New York State Housing Finance Agency, FHA-Insured                    8/04 at 102.00         AAA            410,992
                 Mortgage Multifamily Housing Revenue Bonds,
                 Series 1994B, 6.250%, 8/15/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.8%

        1,995   State of New York Mortgage Agency, Homeowner                          9/04 at 102.00         AAA          2,036,835
                 Mortgage Revenue Bonds, Series 33,
                 5.400%, 10/01/17 - AMBAC Insured

        3,735   State of New York Mortgage Agency, Homeowner                          4/07 at 102.00         AAA          3,963,507
                 Mortgage Revenue Bonds, Series 63, 6.125%, 4/01/27
                 (Alternative Minimum Tax) - MBIA Insured

        1,000   New York State Mortgage Agency, Mortgage                              7/10 at 100.00         AAA          1,065,140
                 Revenue Bonds, Twenty Fourth Series 2000,
                 5.875%, 10/01/15 (Alternative Minimum Tax) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.7%

        4,450   Castle Rest Residential Health Care Facility,                         8/07 at 102.00         AAA          4,499,617
                 Syracuse, New York, FHA-Insured Mortgage Revenue
                 Bonds, Series 1997A, 5.750%, 8/01/37
                 (Optional put 8/01/07)

        2,000   Dormitory Authority of the State of New York, Revenue                 7/06 at 102.00         AAA          2,170,340
                 Bonds, United Cerebral Palsy of New York City Inc.,
                 Series 1996, 5.500%, 7/01/24 - MBIA Insured


                                       31


                            Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.5%

$       1,000   Erie County, New York, General Obligation Bonds,                      6/05 at 101.50         AAA     $    1,061,020
                 Series 1995B, 5.625%, 6/15/20 - FGIC Insured

                Erie County, New York, General Obligation Bonds,
                Series 2003A:
        1,500    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa          1,683,735
        1,500    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa          1,675,230
        1,600    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa          1,779,184
        1,700    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa          1,882,206

                County of Monroe, New York, General Obligation
                Public Improvement Bonds, Series 2002:
        2,250    5.000%, 3/01/15 - FGIC Insured                                       3/12 at 100.00         AAA          2,457,945
        1,000    5.000%, 3/01/17 - FGIC Insured                                       3/12 at 100.00         AAA          1,076,740

        1,500   County of Nassau, New York, General Obligations,                      6/09 at 102.00         AAA          1,610,745
                 Serial General Improvement Bonds, Series B,
                 5.250%, 6/01/23 - AMBAC Insured

                New York City, New York, General Obligation Bonds,
                Fiscal Series 2001D:
        2,095    5.250%, 8/01/15 - FSA Insured                                        8/10 at 101.00         AAA          2,334,165
        5,360    5.250%, 8/01/15 - MBIA Insured                                       8/10 at 101.00         AAA          5,971,898
        5,000    5.000%, 8/01/16 - FGIC Insured                                       8/10 at 101.00         AAA          5,453,100

        5,000   New York City, New York, General Obligation Bonds,                    3/12 at 100.00         AAA          5,266,750
                 Fiscal Series 2002C, 5.125%, 3/15/25 - FSA Insured

        6,250   New York City, New York, General Obligation Bonds,                    8/14 at 100.00         AAA          6,815,875
                 Fiscal Series 2004I, 5.000%, 8/01/17
                 (WI, settling 4/01/04) - MBIA Insured

                Peru Central School District, Clinton County, New York, General
                Obligation Refunding Bonds, Series 2002B:
        1,845    4.000%, 6/15/18 - FGIC Insured                                       6/12 at 100.00         AAA          1,839,963
        1,915    4.000%, 6/15/19 - FGIC Insured                                       6/12 at 100.00         AAA          1,885,930

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525    5.875%, 6/15/19 - FSA Insured                                        6/10 at 100.00         Aaa            606,548
          525    5.875%, 6/15/25 - FSA Insured                                        6/10 at 100.00         Aaa            603,445
          525    5.875%, 6/15/27 - FSA Insured                                        6/10 at 100.00         Aaa            603,445


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 42.8%

                Erie County Industrial Development Authority, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series 2003:
        1,200    5.750%, 5/01/20 - FSA Insured                                        5/12 at 100.00         AAA          1,370,652
        1,000    5.750%, 5/01/22 - FSA Insured                                        5/12 at 100.00         AAA          1,132,360

        4,600   Metropolitan Transportation Authority, New York,                      7/12 at 100.00         AAA          5,174,402
                 State Service Contract Bonds, Series 2002B,
                 5.500%, 7/01/18 - MBIA Insured

                Metropolitan Transportation Authority, New York,
                State Service Contract Refunding Bonds, Series 2002A:
        2,000    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          2,392,920
        3,000    5.500%, 1/01/19 - MBIA Insured                                       7/12 at 100.00         AAA          3,349,080
        6,000    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          6,680,220
        3,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          3,134,820
        8,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          8,325,760

                Metropolitan Transportation Authority, New York,
                Dedicated Tax Fund Bonds, Series 2002A:
        7,500    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          8,027,925
        3,000    5.000%, 11/15/32 - FSA Insured                                      11/12 at 100.00         AAA          3,118,020

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        1,555    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA          1,605,258
        1,555    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA          1,596,627

        5,150   New York City Transit Authority, New York,                            1/10 at 101.00         AAA          5,893,403
                 Metropolitan Transportation Authority, Triborough
                 Bridge and Tunnel Authority, Certificates of
                 Participation, Series 2000A, 5.875%, 1/01/30 - AMBAC Insured

           75   New York City Transitional Finance Authority, New York,               8/07 at 101.00         AAA             77,099
                 Future Tax Secured Bonds, Fiscal Series 1998A,
                 5.000%, 8/15/27 - MBIA Insured

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2002B:
       10,170    5.250%, 5/01/12 - MBIA Insured                                      11/11 at 101.00         AAA         11,572,138
        2,420    5.250%, 5/01/17 - MBIA Insured                                      11/11 at 101.00         AAA          2,668,268
        1,000    5.000%, 5/01/30 - MBIA Insured                                      11/11 at 101.00         AAA          1,042,110


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       6,000   New York City Transitional Finance Authority,                         8/12 at 100.00         AAA     $    6,502,380
                 New York, Future Tax Secured Bonds, Fiscal
                 Series 2003C, 5.250%, 8/01/21 - AMBAC Insured

        3,500   New York City Transitional Finance Authority,                         2/13 at 100.00         AAA          3,698,065
                 New York, Future Tax Secured Refunding Bonds,
                 Fiscal Series 2003D, 5.000%, 2/01/22 - MBIA Insured

        1,995   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          2,161,164
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.250%, 2/01/22 - MBIA Insured

        1,845   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA          1,988,246
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

        6,000   Dormitory Authority of the State of New York,                         5/10 at 101.00         AAA          6,782,520
                 New York City, Court Facilities Lease Revenue Bonds,
                 Series 1999, 5.750%, 5/15/30 - AMBAC Insured

                Dormitory Authority of the State of New York, Madison-Oneida,
                Lease Revenue Bonds, Board of Cooperative Educational Services,
                Series 2002:
        1,045    5.250%, 8/15/20 - FSA Insured                                        8/12 at 100.00         AAA          1,134,400
        1,100    5.250%, 8/15/21 - FSA Insured                                        8/12 at 100.00         AAA          1,190,046
        1,135    5.250%, 8/15/22 - FSA Insured                                        8/12 at 100.00         AAA          1,222,066

        5,375   Dormitory Authority of the State of New York, Insured                 7/04 at 102.00         AAA          5,535,605
                 Revenue Bonds, Leake and Watts Services Inc.,
                 Series 1994, 6.000%, 7/01/23 - MBIA Insured

        3,340   Dormitory Authority of the State of New York, Insured                 7/09 at 101.00         AAA          3,740,433
                 Revenue Bonds, 853 Schools Program, 1999 Issue 1,
                 Harmony Heights School, Series 1999C, 5.500%, 7/01/18 -
                 AMBAC Insured

        3,000   Dormitory Authority of the State of New York,                         7/14 at 100.00         AAA          3,196,740
                 Department of Health Revenue Bonds, Series 2004-2,
                 5.000%, 7/01/21 (WI, settling 4/06/04) - FGIC Insured

          110   Dormitory Authority of the State of New York,                         2/07 at 102.00         AAA            122,383
                 Improvement Revenue Bonds, Mental Health Services
                 Facilities, Series 1997A, 5.750%, 8/15/22 - MBIA Insured

          540   Dormitory Authority of the State of New York, Improvement             8/10 at 100.00         AAA            564,781
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2000D, 5.250%, 8/15/30 - FSA Insured

           80   Dormitory Authority of the State of New York, Improvement             2/06 at 102.00         AAA             84,422
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.125%, 8/15/21 - MBIA Insured

        1,500   Dormitory Authority of the State of New York, Revenue                 3/13 at 100.00         AAA          1,563,165
                 Bonds, State Personal Income Tax, Series 2003A,
                 5.000%, 3/15/32 - FGIC Insured

        7,900   Dormitory Authority of the State of New York, Revenue                10/12 at 100.00         AAA          8,520,071
                 Bonds, School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

                New York State Thruway Authority, Highway and Bridge
                Trust Fund Bonds, Series 2002B:
        3,125    5.375%, 4/01/17 - AMBAC Insured                                      4/12 at 100.00         AAA          3,474,313
        3,000    5.375%, 4/01/18 - AMBAC Insured                                      4/12 at 100.00         AAA          3,324,420

        4,930   New York State Thruway Authority, Highway and Bridge                 10/11 at 100.00         AAA          5,440,748
                 Trust Fund Bonds, Series 2001B, 5.250%, 4/01/17 -
                 MBIA Insured

        6,965   New York State Thruway Authority, Highway and Bridge                  4/12 at 100.00         AAA          7,563,502
                 Trust Fund Bonds, Series 2002A, 5.250%, 4/01/20 -
                 FSA Insured

        2,400   New York State Thruway Authority, Highway and Bridge                  4/13 at 100.00         AAA          2,605,032
                 Trust Fund Bonds, Second General, Series 2003,
                 5.250%, 4/01/22 - MBIA Insured

                New York State Thruway Authority, Highway and Bridge Trust Fund
                Bonds, Second General, Series 2004:
        2,000    5.000%, 4/01/19 - MBIA Insured                                       4/14 at 100.00         AAA          2,160,940
        1,000    5.000%, 4/01/22 - MBIA Insured                                       4/14 at 100.00         AAA          1,063,520

        3,190   New York State Urban Development Corporation,                           No Opt. Call         AAA          3,734,597
                 Revenue Refunding Bonds, State Facilities, Series 1995,
                 5.600%, 4/01/15 - MBIA Insured

                Puerto Rico Highway and Transportation Authority, Highway
                Revenue Refunding Bonds, Series 2002E:
        3,000    5.500%, 7/01/14 - FSA Insured                                          No Opt. Call         AAA          3,545,490
        6,000    5.500%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          7,045,140

                New York Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        8,400    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          9,229,164
        1,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          1,082,630


                                       33


                            Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)


    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 10.0%

$       4,250   Buffalo and Fort Erie Public Bridge Authority, New York,              1/05 at 101.00         AAA     $    4,408,780
                 Revenue Bonds, Series 1995, 5.750%, 1/01/25 -
                 MBIA Insured

                Metropolitan Transportation Authority, New York,
                Transportation Revenue Refunding Bonds, Series 2002A:
        3,815    5.500%, 11/15/19 - AMBAC Insured                                    11/12 at 100.00         AAA          4,277,416
        4,000    5.125%, 11/15/22 - FGIC Insured                                     11/12 at 100.00         AAA          4,272,600

                Metropolitan Transportation Authority, New York,
                Transportation Revenue Refunding Bonds, Series 2002E:
        2,665    5.500%, 11/15/21 - MBIA Insured                                     11/12 at 100.00         AAA          2,959,936
        8,500    5.000%, 11/15/25 - MBIA Insured                                     11/12 at 100.00         AAA          8,896,440

        2,500   Niagara Frontier Transportation Authority, New York,                  4/09 at 101.00         AAA          2,690,375
                 Revenue Bonds, Buffalo Niagara International Airport,
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum
                 Tax) - MBIA Insured

        5,000   Triborough Bridge and Tunnel Authority, New York,                     1/12 at 100.00         AAA          5,417,850
                 General Purpose Revenue Bonds, Series 2002A,
                 5.250%, 1/01/20 - FGIC Insured

                Triborough Bridge and Tunnel Authority, New York, General
                Revenue Refunding Bonds, Subordinate Lien, Series 2002E:
        1,570    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA          1,833,996
        3,800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          4,113,082


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 22.7%

                East Rochester Union Free School District, Monroe County, New
                York, General Obligation Bonds, Series 2000:
          300    5.750%, 6/15/17 (Pre-refunded to 6/15/09) - FSA Insured              6/09 at 101.00         Aaa            351,444
          360    5.750%, 6/15/18 (Pre-refunded to 6/15/09) - FSA Insured              6/09 at 101.00         Aaa            421,733
          400    5.750%, 6/15/19 (Pre-refunded to 6/15/09) - FSA Insured              6/09 at 101.00         Aaa            468,592

                Longwood Central School District, Suffolk County,
                New York, Series 2000:
        1,410    5.750%, 6/15/19 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,670,892
        1,410    5.750%, 6/15/20 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,670,892

        5,000   Metropolitan Transportation Authority, New York,                      7/09 at 100.00         AAA          5,730,750
                 Commuter Facilities Revenue Bonds, Series 1997C,
                 5.375%, 7/01/27 (Pre-refunded to 7/01/09) - FGIC Insured

                Metropolitan Transportation Authority, New York,
                Transit Facilities Revenue Bonds, Series 1998B:
       10,000    4.875%, 7/01/18 - FGIC Insured                                       7/08 at 101.00         AAA         10,734,000
        4,500    4.750%, 7/01/26 - FGIC Insured                                       7/08 at 101.00         AAA          4,558,185

        3,000   Metropolitan Transportation Authority, New York,                     10/15 at 100.00         AAA          3,318,060
                 Dedicated Tax Fund Bonds, Series 1998A,
                 4.750%, 4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured

                Metropolitan Transportation Authority, New York,
                Dedicated Tax Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured            10/14 at 100.00         AAA          4,540,360
        1,000    5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured            10/14 at 100.00         AAA          1,135,090

        5,000   Metropolitan Transportation Authority, New York,                      4/10 at 100.00         AAA          5,912,900
                 Dedicated Tax Fund Bonds, Series 2000A,
                 6.000%, 4/01/30 (Pre-refunded to 4/01/10) - FGIC Insured

          170   New York City Municipal Water Finance Authority,                      6/10 at 101.00         AAA            203,971
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000B, 6.100%, 6/15/31 (Pre-refunded
                 to 6/15/10) - MBIA Insured

           15   New York City Transitional Finance Authority, New York,               8/07 at 101.00         AAA             16,710
                 Future Tax Secured Bonds, Fiscal Series 1998A,
                 5.000%, 8/15/27 (Pre-refunded to 8/15/07) - MBIA Insured

        2,500   New York City Transitional Finance Authority,                         5/10 at 101.00         AAA          2,982,400
                 New York, Future Tax Secured Bonds, Fiscal Series 2000B,
                 6.000%, 11/15/24 (Pre-refunded to 5/15/10) - FGIC Insured

        1,410   Dormitory Authority of the State of New York, Lease                   7/11 at 100.00         AAA          1,637,588
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 2001, 5.500%, 7/01/20 (Pre-refunded
                 to 7/01/11) - FGIC Insured

        3,200   Dormitory Authority of the State of New York,                           No Opt. Call         AAA          4,064,384
                 Judicial Facilities Lease Revenue Bonds, Suffolk
                 County Issue, Series 1986, 7.375%, 7/01/16


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$       1,700   Dormitory Authority of the State of New York, Third                   1/08 at 102.00         AAA     $    1,918,212
                 General Resolution Consolidated Revenue Bonds,
                 City University System, Series 1997-1, 5.125%, 7/01/27
                 (Pre-refunded to 1/01/08) - MBIA Insured

        2,890   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA          3,267,810
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 (Pre-refunded
                 to 2/15/07) - MBIA Insured

        4,460   Dormitory Authority of the State of New York, Improvement             5/10 at 100.00         AAA          5,093,811
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2000D, 5.250%, 8/15/30 (Pre-refunded
                 to 5/15/10) - FSA Insured

          265   Dormitory Authority of the State of New York, Fourth                  7/10 at 100.00         AAA            301,149
                 General Resolution Consolidated Revenue Bonds,
                 City University System, Series 2000A, 5.125%, 7/01/23
                 (Pre-refunded to 7/01/10) - FGIC Insured

        8,100   Dormitory Authority of the State of New York, Revenue                 5/12 at 101.00         AAA          9,276,687
                 Bonds, State University Educational Facilities,
                 Series 2002A, 5.125%, 5/15/19 (Pre-refunded
                 to 5/15/12) - FGIC Insured

       10,000   New York State Urban Development Corporation,                         1/09 at 101.00         AAA         11,723,000
                 Correctional Facilities Service Contract Revenue
                 Bonds, Series 1999C, 6.000%, 1/01/29 (Pre-refunded
                 to 1/01/09) - AMBAC Insured

        6,000   New York State Urban Development Corporation,                         1/11 at 100.00         AAA          6,836,760
                 Correctional Facilities Service Contract Revenue
                 Bonds, Series 2000C, 5.250%, 1/01/30 (Pre-refunded
                 to 1/01/11) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.7%

        1,650   Islip Resource Recovery Agency, New York, Revenue                       No Opt. Call         AAA          2,061,048
                 Bonds, Series 1994B, 7.250%, 7/01/11 (Alternative
                 Minimum Tax) - AMBAC Insured

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        7,000    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          7,381,080
        3,200    5.750%, 12/01/24 - FSA Insured                                       6/08 at 101.00         AAA          3,566,784
        3,000    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          3,170,370

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2000A:
        4,000    0.000%, 6/01/24 - FSA Insured                                          No Opt. Call         AAA          1,541,400
        4,000    0.000%, 6/01/25 - FSA Insured                                          No Opt. Call         AAA          1,458,080
        5,000    0.000%, 6/01/26 - FSA Insured                                          No Opt. Call         AAA          1,730,250
        7,000    0.000%, 6/01/27 - FSA Insured                                          No Opt. Call         AAA          2,303,910
       10,500    0.000%, 6/01/28 - FSA Insured                                          No Opt. Call         AAA          3,287,760
        7,000    0.000%, 6/01/29 - FSA Insured                                          No Opt. Call         AAA          2,082,850

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2001A:
        2,500    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA          2,597,975
        2,500    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          2,643,175

        5,465   New York State Energy Research and Development                        5/04 at 101.00         AAA          5,634,142
                 Authority, Adjustable Rate Gas Facilities Revenue
                 Bonds, The Brooklyn Union Gas Company Project,
                 Series 1989A, 6.750%, 2/01/24 (Alternative
                 Minimum Tax) - MBIA Insured

        1,250   New York State Energy Research and Development                        7/04 at 101.50         AAA          1,276,188
                 Authority, Gas Facilities Revenue Bonds, The Brooklyn
                 Union Gas Company Project, Series 1989C,
                 5.600%, 6/01/25 (Alternative Minimum Tax) - MBIA Insured

       12,000   New York State Energy Research and Development                        5/04 at 100.00         AAA         12,381,000
                 Authority, Pollution Control Revenue Bonds, Rochester
                 Gas and Electric Corporation Project, Series 1992B,
                 6.500%, 5/15/32 (Alternative Minimum Tax) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.4%

        3,250   New York City Municipal Water Finance Authority,                      6/09 at 101.00         AAA          3,549,422
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal Series 2002A:
        2,000    5.750%, 6/15/27 - MBIA Insured                                       6/11 at 100.00         AAA          2,245,560
        4,000    5.250%, 6/15/33 - FGIC Insured                                       6/11 at 100.00         AAA          4,226,720


                                       35


                            Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal Series 2000B:
$         830    6.100%, 6/15/31 - MBIA Insured                                       6/10 at 101.00         AAA     $      979,176
          810    6.000%, 6/15/33 - MBIA Insured                                       6/10 at 101.00         AAA            951,034

        1,000   Western Nassau County Water Authority, New York,                      5/06 at 102.00         AAA          1,081,050
                 System Revenue Bonds, Series 1995, 5.650%, 5/01/26 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     558,391   Total Long-Term Investments (cost $531,827,327) - 149.2%                                                577,401,334
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.5%

        2,000   New York City Municipal Water Finance Authority,                                            A-1+          2,000,000
                 New York, Water and Sewer System Variable Rate
                 Demand Revenue Bonds, Fiscal Series 1994C,
                 1.100%, 6/15/23 - FGIC Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       2,000   Total Short-Term Investments (cost $2,000,000)                                                            2,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $533,827,327) - 149.7%                                                          579,401,334
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                      4,490,017
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.9)%                                                       (197,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  386,891,351
                ====================================================================================================================

                    All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market
                    Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                    Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               (WI) Security purchased on a when-issued basis.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       36


                            Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
                            Portfolio of
                                    INVESTMENTS March 31, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 31.5%

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
$         250    5.625%, 8/01/20 - AMBAC Insured                                      8/10 at 102.00         AAA     $      281,643
          250    5.750%, 8/01/25 - AMBAC Insured                                      8/10 at 102.00         AAA            281,425

        2,000   Monroe County Industrial Development Agency,                          6/05 at 102.00         AAA          2,129,680
                 New York, Civic Facility Revenue Bonds, Nazareth
                 College of Rochester Project, Series 1995,
                 6.000%, 6/01/20 - MBIA Insured

        5,460   New York City Trust for Cultural Resources, New York,                 7/06 at 101.00         AAA          5,935,293
                 Revenue Bonds, New York Botanical Garden,
                 Series 1996, 5.800%, 7/01/26 - MBIA Insured

        1,250   New York City Trust for Cultural Resources, New York,                 1/07 at 102.00         AAA          1,361,138
                 Revenue Refunding Bonds, Museum of Modern
                 Art, Series 1996A, 5.500%, 1/01/21 - AMBAC Insured

        4,000   New York City Trust for Cultural Resources, New York,                 4/07 at 101.00         AAA          4,369,680
                 Revenue Bonds, American Museum of Natural History,
                 Series 1997A, 5.650%, 4/01/22 - MBIA Insured

        1,000   New York City Industrial Development Agency, New York,               11/04 at 102.00         AAA          1,049,960
                 Civic Facility Revenue Bonds, USTA National Tennis
                 Center Incorporated Project, Series 1994,
                 6.375%, 11/15/14 - FSA Insured

        1,000   Dormitory Authority of the State of New York, Lease                     No Opt. Call         AAA          1,124,760
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 2003B, 5.250%, 7/01/32 (Optional put
                 7/01/13) - XLCA Insured

        1,000   Dormitory Authority of the State of New York,                           No Opt. Call         AAA          1,164,580
                 Revenue Bonds, State University Educational Facilities,
                 Series 1993A, 5.500%, 5/15/19 - AMBAC Insured

        2,200   Dormitory Authority of the State of New York, Second                    No Opt. Call         AAA          2,616,284
                 General Resolution Consolidated Revenue Bonds,
                 City University System, Series 1993A, 5.750%, 7/01/18 -
                 FSA Insured

        3,000   Dormitory Authority of the State of New York, Insured                 7/07 at 102.00         AAA          3,332,730
                 Revenue Bonds, New School for Social Research,
                 Series 1997, 5.750%, 7/01/26 - MBIA Insured

        1,500   Dormitory Authority of the State of New York, Insured                 7/06 at 102.00         AAA          1,646,730
                 Revenue Bonds, St. John's University, Series 1996,
                 5.600%, 7/01/16 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Insured                 9/06 at 102.00         AAA          2,165,140
                 Revenue Bonds, Long Island University, Series 1996,
                 5.500%, 9/01/26 - FSA Insured

        5,000   Dormitory Authority of the State of New York, Insured                 7/08 at 101.00         Aaa          5,234,000
                 Revenue Bonds, Ithaca College, Series 1998,
                 5.000%, 7/01/21 - AMBAC Insured

        1,500   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         AAA          1,694,655
                 Bonds, Upstate Community Colleges, Series 2000A,
                 5.750%, 7/01/29 - FSA Insured

        3,215   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         AAA          2,402,344
                 Bonds, University of Rochester, Series 2000A,
                 0.000%, 7/01/24 - MBIA Insured

          250   Dormitory Authority of the State of New York, Insured                 7/10 at 101.00         AAA            291,080
                 Revenue Bonds, Pace University, Series 2000,
                 6.000%, 7/01/29 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Fourth                  7/10 at 100.00         AAA          1,054,030
                 General Resolution Consolidated Revenue Bonds,
                 City University System, Series 2000A,
                 5.125%, 7/01/22 - FGIC Insured

                Dormitory Authority of the State of New York, General Revenue
                Bonds, New York University, Series 2001-1:
        1,500    5.500%, 7/01/24 - AMBAC Insured                                        No Opt. Call         AAA          1,731,645
          500    5.500%, 7/01/40 - AMBAC Insured                                        No Opt. Call         AAA            589,335

          810   Dormitory Authority of the State of New York, Insured                 7/11 at 100.00         AAA            857,304
                 Revenue Bonds, Yeshiva University, Series 2001,
                 5.000%, 7/01/20 - AMBAC Insured

        1,270   Dormitory Authority of the State of New York,                         5/12 at 101.00         AAA          1,388,212
                 Revenue Bonds, State University Educational Facilities,
                 Series 2002A, 5.000%, 5/15/16 - FGIC Insured


                                       37


                            Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 19.7%

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
$       1,625    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA     $    1,759,599
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,078,210

        3,000   Dormitory Authority of the State of New York, FHA-Insured             8/05 at 102.00         AAA          3,185,340
                 Mortgage Hospital Revenue Bonds, Ellis Hospital,
                 Series 1995, 5.600%, 8/01/25 - MBIA Insured

        1,500   Dormitory Authority of the State of New York, Revenue                 1/08 at 102.00         AAA          1,597,230
                 Bonds, Vassar Brothers Hospital, Series 1997,
                 5.250%, 7/01/17 - FSA Insured

        2,910   Dormitory Authority of the State of New York,                         2/08 at 101.00         AAA          2,903,714
                 FHA-Insured Mortgage Hospital Revenue Bonds,
                 New York and Presbyterian Hospital, Series 1998,
                 4.750%, 8/01/27 - AMBAC Insured

        2,740   Dormitory Authority of the State of New York,                         7/13 at 100.00         AAA          2,905,332
                 Revenue Bonds, Memorial Sloan Kettering Cancer
                 Center, Series 2003-1, 5.000%, 7/01/21 - MBIA Insured

        3,000   Dormitory Authority of the State of New York,                         7/09 at 101.00         AAA          3,283,110
                 Revenue Bonds, Catholic Health Services of Long
                 Island Obligated Group - St. Charles Hospital and
                 Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 -
                 MBIA Insured

        3,450   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00         AAA          3,659,381
                 Bonds, Winthrop-South Nassau University Health
                 System Obligated Group, Series 2001A,
                 5.250%, 7/01/31 - AMBAC Insured

        4,700   New York State Medical Care Facilities Finance Agency,                8/04 at 102.00         AAA          4,804,998
                 FHA-Insured Hospital Mortgage Revenue Refunding
                 Bonds, New York and Presbyterian Hospital,
                 Series 1994A, 5.375%, 2/15/25 - MBIA Insured

        1,400   Dormitory Authority of the State of New York,                         8/12 at 100.00         AAA          1,481,606
                 FHA-Insured Mortgage Hospital Revenue Bonds,
                 St. Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.6%

        2,035   New York State Housing Finance Agency, Mortgage                       5/06 at 102.00         AAA          2,154,109
                 Revenue Refunding Bonds, Housing Project,
                 Series 1996A, 6.125%, 11/01/20 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.4%

          505   State of New York Mortgage Agency, Homeowner                          4/04 at 102.00         Aa1            505,485
                 Mortgage Revenue Bonds, Series 30C-1,
                 5.850%, 10/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5%

        1,000   Babylon Industrial Development Agency, New York,                      8/09 at 101.00         AAA          1,138,770
                 Revenue Bonds, WSNCHS East, Inc. Project,
                 Series 2000B, 6.000%, 8/01/24 - MBIA Insured

          850   Dormitory Authority of the State of New York, Insured                 7/11 at 102.00         AAA            890,664
                 Revenue Bonds, NYSARC Inc., Series 2001A,
                 5.000%, 7/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.4%

        1,510   Erie County, New York, General Obligation Bonds,                      6/05 at 101.50         AAA          1,602,140
                 Series 1995B, 5.625%, 6/15/20 - FGIC Insured

                Erie County, New York, General Obligation Bonds,
                Series 2003A:
          500    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa            561,245
          500    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa            558,410
          600    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa            667,194
          600    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa            664,308

          210   Nassau County, New York, General Obligation                             No Opt. Call         AAA            244,259
                 Serial Improvement Bonds, Series 1993H,
                 5.500%, 6/15/16 - MBIA Insured

        2,000   New York City, New York, General Obligation Bonds,                    2/08 at 101.00         AAA          2,194,220
                 Series 1998F, 5.250%, 8/01/16 - FGIC Insured

        2,500   New York City, New York, General Obligation Bonds,                    8/14 at 100.00         AAA          2,726,350
                 Fiscal Series 2004I, 5.000%, 8/01/17
                 (WI, settling 4/01/04) - MBIA Insured

        2,115   Niagara Falls, Niagara County, New York, General                        No Opt. Call         AAA          2,639,393
                 Obligation Water Treatment Plant Bonds, Series 1994,
                 8.500%, 11/01/08 (Alternative Minimum Tax) -
                 MBIA Insured

        1,000   Niagara Falls, Niagara County, New York, Public                         No Opt. Call         AAA          1,319,290
                 Improvement Serial Bonds, Series 1994,
                 7.500%, 3/01/13 - MBIA Insured


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,000   Red Hook Central School District, Dutchess County,                    6/12 at 100.00         Aaa     $    1,084,890
                 New York, General Obligation Refunding Bonds,
                 Series 2002, 5.125%, 6/15/18 - FSA Insured

                County of Suffolk, New York, Public Improvement Serial
                Bonds, Series 2000A:
          500    6.000%, 5/01/19 - MBIA Insured                                       5/10 at 101.00         AAA            585,235
          500    6.000%, 5/01/20 - MBIA Insured                                       5/10 at 101.00         AAA            585,780


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 38.9%

          750   Erie County Industrial Development Authority, New York,               5/12 at 100.00         AAA            858,292
                 School Facility Revenue Bonds, Buffalo City School
                 District, Series 2003, 5.750%, 5/01/19 - FSA Insured

        1,350   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA          1,518,574
                 Service Contract Bonds, Series 2002B,
                 5.500%, 7/01/18 - MBIA Insured

                Metropolitan Transportation Authority, New York,
                State Service Contract Refunding Bonds, Series 2002A:
        1,500    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          1,794,690
        1,500    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          1,670,055
        2,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          2,081,440

                Metropolitan Transportation Authority, New York,
                Dedicated Tax Fund Bonds, Series 2002A:
        2,500    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          2,675,975
        1,000    5.000%, 11/15/32 - FSA Insured                                      11/12 at 100.00         AAA          1,039,340

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        1,000    5.000%, 11/15/18 - AMBAC Insured                                       No Opt. Call         AAA          1,082,080
          580    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA            598,746
          580    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA            595,527

          500   New York City Transit Authority, New York, Metropolitan               1/10 at 101.00         AAA            572,175
                 Transportation Authority, Triborough Bridge and Tunnel
                 Authority, Certificates of Participation, Series 2000A,
                 5.875%, 1/01/30 - AMBAC Insured

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2003C:
        1,000    5.250%, 8/01/20 - AMBAC Insured                                      8/12 at 100.00         AAA          1,087,420
        2,345    5.250%, 8/01/21 - AMBAC Insured                                      8/12 at 100.00         AAA          2,541,347

        1,500   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,584,885
                 Future Tax Secured Refunding Bonds, Fiscal
                 Series 2003D, 5.000%, 2/01/22 - MBIA Insured

        1,000   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,083,290
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.250%, 2/01/22 - MBIA Insured

        1,000   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA          1,077,640
                 Future Tax Secured Bonds, Fiscal Series Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

        1,000   Dormitory Authority of the State of New York, New York                5/10 at 101.00         AAA          1,130,420
                 City, Court Facilities Lease Revenue Bonds, Series 1999,
                 5.750%, 5/15/30 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Department              7/14 at 100.00         AAA          1,065,580
                 of Health Revenue Bonds, Series 2004-2, 5.000%, 7/01/21
                 (WI, Settling 4/06/04) - FGIC Insured

          215   Dormitory Authority of the State of New York,                         8/10 at 100.00         AAA            224,866
                 Improvement Revenue Bonds, Mental Health Services
                 Facilities, Series 2000D, 5.250%, 8/15/30 - FSA Insured

        2,000   Dormitory Authority of the State of New York, Revenue                 3/13 at 100.00         AAA          2,084,220
                 Bonds, State Personal Income Tax, Series 2003A,
                 5.000%, 3/15/32 - FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                School Districts Financing Program, Series 2002D:
        4,300    5.250%, 10/01/23 - MBIA Insured                                     10/12 at 100.00         AAA          4,637,507
          875    5.000%, 10/01/30 - MBIA Insured                                     10/12 at 100.00         AAA            911,584

                New York State Thruway Authority, Highway and
                Bridge Trust Fund Bonds, Series 2002B:
          545    5.375%, 4/01/17 - AMBAC Insured                                      4/12 at 100.00         AAA            605,920
          600    5.375%, 4/01/18 - AMBAC Insured                                      4/12 at 100.00         AAA            664,884
        1,000    5.000%, 4/01/20 - AMBAC Insured                                      4/12 at 100.00         AAA          1,061,210

                New York State Thruway Authority, Highway and
                Bridge Trust Fund Bonds, Series 2002A:
        1,500    5.250%, 4/01/17 - FSA Insured                                        4/12 at 100.00         AAA          1,652,640
        1,000    5.250%, 4/01/18 - FSA Insured                                        4/12 at 100.00         AAA          1,097,420

        1,250   New York State Thruway Authority, Highway and                         4/13 at 100.00         AAA          1,352,887
                 Bridge Trust Fund Bonds, Second General, Series 2003,
                 5.250%, 4/01/23 - MBIA Insured


                                       39


                            Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York State Thruway Authority, Highway and Bridge Trust Fund
                Bonds, Second General, Series 2004:
$       1,000    5.000%, 4/01/20 - MBIA Insured                                       4/14 at 100.00         AAA     $    1,073,650
        1,000    5.000%, 4/01/23 - MBIA Insured                                       4/14 at 100.00         AAA          1,060,170

        1,900   New York State Urban Development Corporation,                           No Opt. Call         AAA          2,173,410
                 Revenue Bonds, Correctional Facilities, Series 1994A,
                 5.250%, 1/01/14 - FSA Insured

        2,000   New York State Urban Development Corporation,                         3/13 at 100.00         AAA          2,231,080
                 State Personal Income Tax Revenue Bonds, State
                 Facilities and Equipment, Series 2002C-1,
                 5.500%, 3/15/21 - FGIC Insured

        1,000   Puerto Rico Highway and Transportation Authority,                       No Opt. Call         AAA          1,174,190
                 Highway Revenue Refunding Bonds, Series 2002E,
                 5.500%, 7/01/18 - FSA Insured

          810   Puerto Rico Highway and Transportation Authority,                     7/10 at 101.00         AAA            942,459
                 Highway Revenue Bonds, Series 2000B,
                 5.875%, 7/01/35 - MBIA Insured

        1,500   Suffolk County Judicial Facilities Agency, New York,                 10/09 at 101.00         AAA          1,624,365
                 Service Agreement Revenue Bonds, John P. Colahan
                 Court Complex, Series 1999, 5.000%, 4/15/16 -
                 AMBAC Insured

        3,800   New York Tobacco Settlement Financing Corporation,                    6/13 at 100.00         AAA          4,113,994
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 7.0%

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
          500    5.500%, 11/15/19 - AMBAC Insured                                    11/12 at 100.00         AAA            560,605
        1,750    5.000%, 11/15/25 - FGIC Insured                                     11/12 at 100.00         AAA          1,831,620

        2,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA          2,093,280
                 Transportation Revenue Refunding Bonds, Series 2002E,
                 5.000%, 11/15/25 - MBIA Insured

          500   Niagara Frontier Transportation Authority, New York,                  4/09 at 101.00         AAA            538,075
                 Revenue Bonds, Buffalo Niagara International Airport,
                 Series 1999A, 5.625%, 4/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

        1,000   The Port Authority of New York and New Jersey,                       10/07 at 101.00         AAA          1,085,760
                 Consolidated Bonds, One Hundred Twentieth Series 2000,
                 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured

                Triborough Bridge and Tunnel Authority, New York, General
                Revenue Refunding Bonds, Subordinate Lien, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            911,157
        2,300    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          2,489,497


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 10.1%

                Longwood Central School District, Suffolk County,
                New York, Series 2000:
          500    5.750%, 6/15/19 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa            592,515
          500    5.750%, 6/15/20 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa            592,515

        1,500   Metropolitan Transportation Authority, New York,                     10/15 at 100.00         AAA          1,659,030
                 Dedicated Tax Fund Bonds, Series 1998A,
                 4.750%, 4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured

          500   Metropolitan Transportation Authority, New York,                     10/14 at 100.00         AAA            567,545
                 Dedicated Tax Fund Bonds, Series 1999A,
                 5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured

        2,000   Metropolitan Transportation Authority, New York,                      4/10 at 100.00         AAA          2,365,160
                 Dedicated Tax Fund Bonds, Series 2000A,
                 6.000%, 4/01/30 (Pre-refunded to 4/01/10) - FGIC Insured

        1,000   County of Nassau, New York, General Obligation                        3/10 at 100.00         AAA          1,162,210
                 Improvement Bonds, Series 2000E, 6.000%, 3/01/19
                 (Pre-refunded to 3/01/10) - FSA Insured

        1,500   New York City, New York, General Obligation Bonds,                    8/04 at 100.00         AAA          1,522,920
                 Fiscal Series 1990F, 6.000%, 8/01/19 - FGIC Insured

          340   New York City Municipal Water Finance Authority,                      6/10 at 101.00         AAA            407,942
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000B, 6.100%, 6/15/31 (Pre-refunded
                 to 6/15/10) - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Lease                   7/09 at 101.00         AAA          2,320,080
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 1999C, 5.500%, 7/01/29 (Pre-refunded
                 to 7/01/09) - MBIA Insured

        1,785   Dormitory Authority of the State of New York,                         5/10 at 100.00         AAA          2,038,666
                 Improvement Revenue Bonds, Mental Health Services
                 Facilities, Series 2000D, 5.250%, 8/15/30 (Pre-refunded
                 to 5/15/10) - FSA Insured

          440   Puerto Rico Highway and Transportation Authority,                     7/10 at 101.00         AAA            525,369
                 Highway Revenue Bonds, Series 2000B, 5.875%, 7/01/35
                 (Pre-refunded to 7/01/10) - MBIA Insured


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.6%

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
$       7,500    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA     $    7,908,300
        2,000    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          2,113,580

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2001A:
          500    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA            519,595
          625    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA            660,794

        2,280   New York State Energy Research and Development                        5/04 at 101.00         AAA          2,350,566
                 Authority, Adjustable Rate Gas Facilities Revenue
                 Bonds, The Brooklyn Union Gas Company Project,
                 Series 1989A, 6.750%, 2/01/24 (Alternative
                 Minimum Tax) - MBIA Insured

        2,500   New York State Energy Research and Development                        7/05 at 102.00         AAA          2,669,975
                 Authority, Pollution Control Revenue Bonds, New York
                 State Electric and Gas Corporation Project, Series 1987A,
                 6.150%, 7/01/26 (Alternative Minimum Tax) -
                 MBIA Insured

        6,100   New York State Energy Research and Development                        5/04 at 100.00         AAA          6,293,675
                 Authority, Pollution Control Revenue Bonds, Rochester
                 Gas and Electric Corporation Project, Series 1992B,
                 6.500%, 5/15/32 (Alternative Minimum Tax) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.1%

        1,830   Monroe County Water Authority, New York, Water                        8/11 at 101.00         AAA          1,944,650
                 Revenue Bonds, Series 2001, 5.250%, 8/01/36 -
                 MBIA Insured

          500   New York City Municipal Water Finance Authority,                      6/06 at 101.00         AAA            543,820
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 1996B, 5.750%, 6/15/26 - MBIA Insured

        1,000   New York City Municipal Water Finance Authority,                      6/07 at 101.00         AAA          1,101,050
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 1997B, 5.750%, 6/15/29 - FSA Insured

        1,800   New York City Municipal Water Finance Authority,                      6/09 at 101.00         AAA          1,965,834
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        1,170   New York City Municipal Water Finance Authority,                      6/10 at 101.00         AAA          1,277,780
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2001A, 5.500%, 6/15/33 - MBIA Insured

        1,000   New York City Municipal Water Finance Authority,                      6/11 at 100.00         AAA          1,056,680
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2002A, 5.250%, 6/15/33 - FGIC Insured

        1,660   New York City Municipal Water Finance Authority,                      6/10 at 101.00         AAA          1,958,351
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        1,000   Suffolk County Water Authority, New York, Water                         No Opt. Call         AAA          1,134,250
                 System Revenue Refunding Bonds, Series 1993,
                 5.100%, 6/01/12 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     183,965   Total Long-Term Investments (cost $184,067,503) - 146.8%                                                198,988,688
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.2%

          250   Puerto Rico Government Development Bank,                                                     A-1            250,000
                 Adjustable Refunding Bonds, Variable Rate Demand
                 Obligations, Series 1985, 0.920%, 12/01/15 -
                 MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         250   Total Short-Term Investments (cost $250,000)                                                                250,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $184,317,503) - 147.0%                                                          199,238,688
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                      1,289,164
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.0)%                                                        (65,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  135,527,852
                ====================================================================================================================

                    All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market
                    Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                    Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               (WI) Security purchased on a when-issued basis.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       41


                            Nuveen Insured New York Dividend Advantage Municipal Fund (NKO)
                            Portfolio of
                                    INVESTMENTS March 31, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.4%

$         930   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      917,808
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33

        3,390   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB          3,232,772
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB            995,010
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

        1,685   TSASC, Inc., New York, Tobacco Asset-Backed Bonds,                    7/12 at 100.00         BBB          1,647,391
                 Series 2002-1, 5.500%, 7/15/24


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.8%

        4,000   New York City Trust for Cultural Resources, New York,                 7/12 at 100.00         AAA          4,216,960
                 Revenue Bonds, Museum of Modern Art, Series 2001D,
                 5.125%, 7/01/31 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Lease                     No Opt. Call         AAA          1,124,760
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 2003B, 5.250%, 7/01/32 (Optional put 7/01/13) -
                 XLCA Insured

        4,000   Dormitory Authority of the State of New York, Insured                   No Opt. Call         AAA          4,379,320
                 Revenue Bonds, Mount Sinai School of Medicine,
                 Series 1994A, 5.150%, 7/01/24 - MBIA Insured

        3,250   Dormitory Authority of the State of New York, Revenue                   No Opt. Call         AAA          3,968,478
                 Bonds, New York University, Series 1998A,
                 6.000%, 7/01/18 - MBIA Insured

        1,280   Dormitory Authority of the State of New York, Insured                 7/08 at 101.00         AAA          1,339,904
                 Revenue Bonds, New York Medical College,
                 Series 1998, 5.000%, 7/01/21 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Second                  7/10 at 101.00         AAA          2,372,540
                 General Resolution Consolidated Revenue Refunding
                 Bonds, City University System, Series 2000A,
                 6.125%, 7/01/13 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.1%

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,500    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,624,245
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,078,210

        2,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          1,995,680
                 Mortgage Hospital Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 -
                 AMBAC Insured

        1,725   Dormitory Authority of the State of New York, Revenue                 7/13 at 100.00         AAA          1,829,087
                 Bonds, Memorial Sloan Kettering Cancer Center,
                 Series 2003-1, 5.000%, 7/01/21 - MBIA Insured

          600   Dormitory Authority of the State of New York, Revenue                 7/13 at 100.00        Baa1            628,518
                 Bonds, South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

        9,800   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA         10,878,294
                 Mortgage Revenue Bonds, New York Hospital Medical
                 Center of Queens, Series 1999, 5.600%, 2/15/39 -
                 AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Hospital                7/09 at 101.00         AAA          2,193,860
                 Revenue Bonds, Catholic Health Services of Long Island
                 Obligated Group - St. Francis Hospital, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        2,500   Dormitory Authority of the State of New York, Secured                 2/08 at 101.50         AAA          2,747,275
                 Hospital Revenue Bonds, Bronx Lebanon Hospital,
                 Series 1998E, 5.200%, 2/15/15 - MBIA Insured

        1,400   Dormitory Authority of the State of New York, FHA-Insured             8/12 at 100.00         AAA          1,481,606
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.125%, 2/01/22 - AMBAC Insured

                Suffolk County Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, Huntington Hospital Project, Series 2002C:
          725    6.000%, 11/01/22                                                    11/12 at 100.00        Baa1            782,674
        1,045    5.875%, 11/01/32                                                    11/12 at 100.00        Baa1          1,096,748


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.4%

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
        2,725    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA          2,902,071
        1,375    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA          1,453,898


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

                Dormitory Authority of the State of New York, GNMA
                Collateralized Revenue Bonds, Willow Towers,
                Inc., Series 2002:
$       1,000    5.250%, 2/01/22                                                      8/12 at 101.00         AAA     $    1,071,810
        2,500    5.400%, 2/01/34                                                      8/12 at 101.00         AAA          2,674,175


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.8%

        1,000   New York State Mortgage Agency, Mortgage Revenue                      7/10 at 100.00         AAA          1,065,140
                 Bonds, Twenty Fourth Series 2000, 5.875%, 10/01/15
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 13.1%

                Buffalo, New York, General Obligation Bonds, Series 2002B:
        1,490    5.375%, 11/15/18 - MBIA Insured                                     11/12 at 100.00         AAA          1,661,678
        2,375    5.375%, 11/15/20 - MBIA Insured                                     11/12 at 100.00         AAA          2,622,903

                Canandaigua City School District, Ontario County, New York,
                General Obligation Refunding Bonds, Series 2002A:
        1,240    5.375%, 4/01/17 - FSA Insured                                        4/12 at 101.00         Aaa          1,387,833
        1,355    4.000%, 4/01/19 - FSA Insured                                        4/12 at 101.00         Aaa          1,334,702

                Clarence Central School District, Erie County, New York, General
                Obligation Refunding Bonds, Series 2002:
        1,285    4.000%, 5/15/19 - FSA Insured                                        5/12 at 100.00         Aaa          1,265,597
        1,335    4.000%, 5/15/20 - FSA Insured                                        5/12 at 100.00         Aaa          1,298,568

          200   County of Nassau, New York, General Obligation Serial                11/07 at 102.00         AAA            219,918
                 General Improvement Bonds, Series X, 5.100%, 11/01/16
                 (DD, settling 4/01/04) - AMBAC Insured

        3,000   New York City, New York, General Obligation Bonds,                    3/11 at 101.00         AAA          3,293,490
                 Fiscal Series 2001H, 5.250%, 3/15/16 - FGIC Insured

        3,250   New York City, New York, General Obligation Bonds,                    3/12 at 100.00         AAA          3,423,387
                 Fiscal Series 2002C, 5.125%, 3/15/25 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 42.6%

          400   Erie County Industrial Development Authority, New York,               5/12 at 100.00         AAA            456,884
                 School Facility Revenue Bonds, Buffalo City School
                 District, Series 2003, 5.750%, 5/01/20 - FSA Insured

        4,000   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA          4,179,760
                 Service Contract Refunding Bonds, Series 2002A,
                 5.000%, 7/01/25 - FGIC Insured

        2,290   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA          2,451,193
                 Dedicated Tax Fund Bonds, Series 2002A,
                 5.250%, 11/15/25 - FSA Insured

        1,000   Nassau County Interim Finance Authority, New York,                      No Opt. Call         AAA          1,082,080
                 Sales Tax Secured Revenue Bonds, Series 2003A,
                 5.000%, 11/15/18 - AMBAC Insured

        4,245   New York City Transit Authority, Metropolitan Transportation          1/10 at 101.00         AAA          4,480,088
                 Authority, Triborough Bridge and Tunnel Authority,
                 New York, Certificates of Participation, Series 1999A,
                 5.250%, 1/01/29 - AMBAC Insured

        5,000   New York City Transitional Finance Authority, New York,              11/11 at 101.00         AAA          5,533,850
                 Future Tax Secured Bonds, Fiscal Series 2002B,
                 5.250%, 5/01/16 - MBIA Insured

        1,000   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          1,083,730
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/21 - AMBAC Insured

          500   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA            538,820
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

          250   Dormitory Authority of the State of New York, Insured                 7/08 at 101.00         AAA            273,348
                 Revenue Bonds, 853 Schools Program, 1998 Issue 2,
                 Vanderheyden Hall Inc., Series 1998F, 5.250%, 7/01/18 -
                 AMBAC Insured

        3,000   Dormitory Authority of the State of New York, Improvement             8/09 at 101.00         AAA          3,152,490
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1999D, 5.250%, 2/15/29 - FSA Insured

        1,000   New York State Local Government Assistance Corporation,              10/08 at 101.00         AAA          1,088,250
                 Revenue Bonds, Series 1998A, 5.000%, 4/01/15

        3,000   Dormitory Authority of the State of New York, Revenue                10/12 at 100.00         AAA          3,235,470
                 Bonds, School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        5,000   New York State Thruway Authority, Highway and Bridge                  4/12 at 100.00         AAA          5,264,200
                 Trust Fund Bonds, Series 2002A, 5.000%, 4/01/22 -
                 FSA Insured


                                       43


                            Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   New York State Thruway Authority, Highway and Bridge                  4/13 at 100.00         AAA     $    1,082,310
                 Trust Fund Bonds, Second General, Series 2003,
                 5.250%, 4/01/23 - MBIA Insured

        8,600   New York State Urban Development Corporation,                           No Opt. Call         AAA         10,130,628
                 Revenue Refunding Bonds, State Facilities, Series 1995,
                 5.700%, 4/01/20 - FSA Insured

        3,000   New York State Urban Development Corporation,                         3/12 at 100.00          AA          3,141,540
                 State Personal Income Tax Revenue Bonds, State
                 Facilities and Equipment, Series 2002A, 5.125%, 3/15/27

                New York State Urban Development Corporation, State Personal
                Income Tax Revenue Bonds, State Facilities and Equipment, Series
                2002C-1:
        1,000    5.500%, 3/15/20 - FGIC Insured                                       3/13 at 100.00         AAA          1,119,540
        1,500    5.500%, 3/15/21 - FGIC Insured                                       3/13 at 100.00         AAA          1,673,310

                New York Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        1,400    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          1,538,194
        1,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          1,082,630

          750   New York Tobacco Settlement Financing Corporation,                    6/13 at 100.00         AA-            827,408
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.2%

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
        2,000    5.125%, 11/15/22 - FGIC Insured                                     11/12 at 100.00         AAA          2,136,300
        4,000    5.000%, 11/15/25 - FGIC Insured                                     11/12 at 100.00         AAA          4,186,560

           85   Niagara Frontier Transportation Authority, New York,                  4/09 at 101.00         AAA             91,473
                 Revenue Bonds, Buffalo Niagara International Airport,
                 Series 1999A, 5.625%, 4/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

        4,000   The Port Authority of New York and New Jersey,                        8/08 at 101.00         AAA          4,283,040
                 Consolidated Bonds, One Hundred Twenty Fourth
                 Series 2001, 5.000%, 8/01/11 (Alternative
                 Minimum Tax) - FGIC Insured

          780   Triborough Bridge and Tunnel Authority, New York,                       No Opt. Call         AAA            911,157
                 General Revenue Refunding Bonds, Subordinate Lien,
                 Series 2002E, 5.500%, 11/15/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 10.2%

        1,000   Nassau County Interim Finance Authority, New York,                   11/10 at 100.00         AAA          1,116,630
                 Sales Tax Secured Revenue Bonds, Series 2000A,
                 5.375%, 11/15/17 (Pre-refunded to 11/15/10) -
                 MBIA Insured

        2,000   Dormitory Authority of the State of New York,                         1/08 at 102.00         AAA          2,256,720
                 Third General Resolution Consolidated Revenue Bonds,
                 City University System, Series 1997-1, 5.125%, 7/01/27
                 (Pre-refunded to 1/01/08) - MBIA Insured

          935   New York State Housing Finance Agency, State University                 No Opt. Call         AAA          1,177,754
                 Construction Bonds, Series 1986A, 8.000%, 5/01/11

        4,750   Dormitory Authority of the State of New York, Revenue                 5/12 at 101.00         AAA          5,397,853
                 Bonds, State University Educational Facilities,
                 Series 2002A, 5.000%, 5/15/27 (Pre-refunded
                 to 5/15/12) - FGIC Insured

        2,575   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          2,871,177
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.6%

        1,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          1,054,440
                 General Revenue Bonds, Series 1998A,
                 5.125%, 12/01/22 - FSA Insured

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2001A:
        5,000    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA          5,195,950
        2,715    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          2,870,488

        5,000   New York State Energy Research and Development                       11/08 at 102.00         AAA          5,226,400
                 Authority, Pollution Control Revenue Refunding Bonds,
                 Niagara Mohawk Power Corporation Project,
                 Series 1998A, 5.150%, 11/01/25 - AMBAC Insured

        5,000   Puerto Rico Electric Power Authority, Power Revenue                   7/10 at 101.00         AAA          5,355,550
                 Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA Insured

        1,090   Westchester County, New York, Industrial Development                  7/07 at 101.00         BBB          1,167,836
                 Agency, Resource Recovery Revenue Bonds, Westchester
                 RESCO Company Project, Series 1996, 5.500%, 7/01/09
                 (Alternative Minimum Tax)


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.5%

$       2,665   Albany Municipal Water Finance Authority, New York,                   6/08 at 100.00         AAA     $    2,914,280
                 Second Resolution Revenue Bonds, Series 2003A,
                 5.250%, 12/01/18 - AMBAC Insured

        2,170   New York City Municipal Water Finance Authority,                      6/10 at 101.00          AA          2,369,900
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2001A, 5.500%, 6/15/33

        3,000   New York City Municipal Water Finance Authority,                      6/11 at 100.00         AAA          3,110,880
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2002F, 5.000%, 6/15/29 - MBIA Insured

        1,000   Niagara Falls Public Water Authority, New York,                       7/06 at 100.00         AAA          1,066,690
                 Water and Sewer Revenue Bonds, Series 2003A,
                 5.500%, 7/15/24 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     170,660   Total Long-Term Investments (cost $172,770,532) - 146.7%                                                184,383,111
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      2,312,570
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.5)%                                                        (61,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  125,695,681
                ====================================================================================================================

                    At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue
                    Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest.
                    Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               (DD) Security purchased on a delayed delivery basis.

                                 See accompanying notes to financial statements.


                                       45


                            Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK)
                            Portfolio of
                                    INVESTMENTS March 31, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.4%

$         375   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      370,084
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33

        1,500   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB          1,492,515
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          450   TSASC Inc., New York, Tobacco Flexible Amortization                   7/09 at 101.00         BBB            459,666
                 Bonds, Series 1999-1, 6.250%, 7/15/34


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.5%

        1,000   New York City Trust for Cultural Resources, New York,                 1/07 at 102.00         AAA          1,088,910
                 Revenue Refunding Bonds, Museum of Modern Art,
                 Series 1996A, 5.500%, 1/01/21 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Lease                     No Opt. Call         AAA          1,124,760
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 2003B, 5.250%, 7/01/32 (Optional put
                 7/01/13) - XLCA Insured

          395   Dormitory Authority of the State of New York, Lease                   7/09 at 101.00         AAA            411,317
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 1999B, 5.125%, 7/01/28 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Insured                   No Opt. Call         AAA          2,189,660
                 Revenue Bonds, Mount Sinai School of Medicine,
                 Series 1994A, 5.150%, 7/01/24 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Second                  7/10 at 101.00         AAA          1,186,270
                 General Resolution Consolidated Revenue Refunding
                 Bonds, City University System, Series 2000A,
                 6.125%, 7/01/13 - AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Insured                 9/12 at 100.00          AA          2,068,640
                 Revenue Bonds, Long Island University, Series 2003A,
                 5.000%, 9/01/32 - RAAI Insured

        1,000   Dormitory Authority of the State of New York, Revenue                 7/13 at 100.00          AA          1,033,220
                 Bonds, Mount St. Mary College, Series 2003,
                 5.000%, 7/01/32 - RAAI Insured

        2,500   Dormitory Authority of the State of New York, Revenue                 7/12 at 100.00         Aaa          2,698,450
                 Bonds, Rochester Institute of Technology, Series 2002A,
                 5.250%, 7/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 17.8%

        2,640   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA          2,858,671
                 Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/21 - AMBAC Insured

          750   Dormitory Authority of the State of New York, Revenue                 7/13 at 100.00        Baa1            785,648
                 Bonds, South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          500   Dormitory Authority of the State of New York, Revenue                 5/13 at 100.00          A3            523,380
                 Bonds, North Shore Long Island Jewish Group,
                 Series 2003, 5.375%, 5/01/23

        2,000   Dormitory Authority of the State of New York,                         2/13 at 100.00         AAA          2,081,720
                 FHA-Insured Mortgage Hospital Revenue Bonds,
                 Lutheran Medical Center, Series 2003,
                 5.000%, 8/01/31 - MBIA Insured

        3,000   Dormitory Authority of the State of New York, FHA-Insured             8/12 at 100.00         AAA          3,116,850
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.000%, 2/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.4%

        1,185   Dormitory Authority of the State of New York, FHA-Insured             2/13 at 102.00         AAA          1,243,705
                 Mortgage Nursing Home Revenue Bonds, Shorefront
                 Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 5.1%

        2,400   New York City, New York, General Obligation Bonds,                    8/08 at 101.00         AAA          2,488,848
                 Fiscal Series 1998H, 5.125%, 8/01/25 - MBIA Insured

          195   State of New York, General Obligation Bonds,                          3/08 at 101.00         AAA            210,372
                 Series 1998B, 5.000%, 3/01/17 - AMBAC Insured


                                       46

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 63.4%

                Metropolitan Transportation Authority, New York, State
                Service Contract Refunding Bonds, Series 2002A:
$       1,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA     $    1,044,940
        2,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          2,081,440

        1,975   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA          2,052,697
                 Dedicated Tax Fund Bonds, Series 2002A,
                 5.000%, 11/15/32 - FSA Insured

          560   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00        BBB+            584,679
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        3,000   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          3,297,960
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/18 - AMBAC Insured

        2,000   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          2,113,180
                 Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Improvement             8/09 at 101.00         AAA          2,101,660
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1999D, 5.250%, 2/15/29 - FSA Insured

        1,290   New York State Environmental Facilities Corporation,                  1/13 at 100.00         AAA          1,359,518
                 State Personal Income Tax Revenue Bonds, Series 2002A,
                 5.000%, 1/01/23 - FGIC Insured

        3,000   Dormitory Authority of the State of New York, Revenue                 3/13 at 100.00         AAA          3,126,330
                 Bonds, State Personal Income Tax, Series 2003A,
                 5.000%, 3/15/32 - FGIC Insured

        3,000   Dormitory Authority of the State of New York, Revenue                10/12 at 100.00         AAA          3,235,470
                 Bonds, School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        3,500   New York State Thruway Authority, Highway and                         4/12 at 100.00         AAA          3,714,235
                 Bridge Trust Fund Bonds, Series 2002B, 5.000%, 4/01/20 -
                 AMBAC Insured

          100   New York State Urban Development Corporation,                         1/08 at 102.00         AAA            105,117
                 Correctional Capital Facilities Revenue Refunding Bonds,
                 Series 1998, 5.000%, 1/01/20 - MBIA Insured

                New York State Urban Development Corporation, State Personal
                Income Tax Revenue Bonds, State Facilities and Equipment, Series
                2002C-1:
        1,000    5.500%, 3/15/20 - FGIC Insured                                       3/13 at 100.00         AAA          1,119,540
        1,000    5.500%, 3/15/21 - FGIC Insured                                       3/13 at 100.00         AAA          1,115,540

        2,000   New York State Urban Development Corporation,                           No Opt. Call         AA-          2,267,420
                 Service Contract Revenue Bonds, Correctional and
                 Youth Facilities, Series 2002A, 5.500%, 1/01/17
                 (Mandatory put 1/01/11)

        2,095   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          2,327,901
                 Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 -
                 AMBAC Insured

          700   New York Tobacco Settlement Financing Corporation,                    6/13 at 100.00         AAA            769,097
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 -
                 AMBAC Insured

          750   New York Tobacco Settlement Financing Corporation,                    6/13 at 100.00         AA-            827,408
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.1%

        1,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA          1,046,640
                 Transportation Revenue Refunding Bonds, Series 2002A,
                 5.000%, 11/15/25 - FGIC Insured

        3,030   The Port Authority of New York and New Jersey,                       11/12 at 101.00         AAA          3,218,648
                 Consolidated Bonds, One Hundred Twenty Eighth
                 Series 2002, 5.000%, 11/01/22 - FSA Insured

        1,975   Triborough Bridge and Tunnel Authority, New York,                     1/12 at 100.00         AAA          2,070,017
                 General Purpose Revenue Bonds, Series 2002A,
                 5.125%, 1/01/31 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 2.2%

          990   Dormitory Authority of the State of New York,                         7/09 at 101.00         AAA          1,130,233
                 Lease Revenue Bonds, State University Dormitory
                 Facilities, Series 1999B, 5.125%, 7/01/28 (Pre-refunded
                 to 7/01/09) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.2%

        4,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          4,217,760
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
                 FSA Insured

        2,000   Power Authority of the State of New York, General Revenue            11/12 at 100.00         Aa2          2,130,280
                 Bonds, Series 2002A, 5.000%, 11/15/20

        2,000   Puerto Rico Electric Power Authority, Power Revenue                   7/10 at 101.00         AAA          2,142,220
                 Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA Insured


                                       47


                            Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.7%

$       1,000   New York City Municipal Water Finance Authority,                      6/11 at 100.00         AAA     $    1,036,960
                 New York, Water and Sewer System Revenue  Bonds,
                 Fiscal Series 2002F, 5.000%, 6/15/29 - MBIA Insured

          870   Niagara Falls Public Water Authority, New York,                       7/06 at 100.00         AAA            928,020
                 Water and Sewer Revenue Bonds, Series 2003A,
                 5.500%, 7/15/24 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      73,725   Total Long-Term Investments (cost $75,535,236) - 149.8%                                                  78,597,596
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                        874,979
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.5)%                                                        (27,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   52,472,575
                ====================================================================================================================

                    At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue
                    Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest.
                    Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                                       48


                            Statement of
                                 ASSETS AND LIABILITIES March 31, 2004 (Unaudited)
                                                                                        NEW YORK          NEW YORK         NEW YORK
                                                                              INVESTMENT QUALITY    SELECT QUALITY   QUALITY INCOME
                                                                                           (NQN)             (NVN)            (NUN)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $395,538,663, $524,289,793
   and $533,827,327, respectively)                                                  $433,876,328      $571,579,861     $579,401,334
Cash                                                                                   4,688,979         2,357,262        1,067,011
Receivables:
   Interest                                                                            6,227,959         7,826,569        8,187,979
   Investments sold                                                                    1,090,630         2,849,331        6,516,122
Other assets                                                                              13,838            30,464           23,347
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   445,897,734       584,643,487      595,195,793
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                --                --               --
Payable for investments purchased                                                      7,736,320        10,213,780       10,879,273
Accrued expenses:
   Management fees                                                                       238,759           310,955          316,069
   Other                                                                                  90,662           116,288           86,495
Preferred share dividends payable                                                          7,173            23,331           22,605
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                8,072,914        10,664,354       11,304,442
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                               144,000,000       193,000,000      197,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $293,824,820      $380,979,133     $386,891,351
====================================================================================================================================
Common shares outstanding                                                             17,710,210        23,420,962       24,083,739
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                            $      16.59      $      16.27     $      16.06
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $    177,102      $    234,210     $    240,837
Paid-in surplus                                                                      248,673,839       327,691,821      335,102,932
Undistributed (Over-distribution of) net investment income                             3,529,736         4,448,679        4,462,599
Accumulated net realized gain (loss) from investments                                  3,106,478         1,314,355        1,510,976
Net unrealized appreciation of investments                                            38,337,665        47,290,068       45,574,007
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $293,824,820      $380,979,133     $386,891,351
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000       200,000,000      200,000,000
   Preferred                                                                           1,000,000         1,000,000        1,000,000
====================================================================================================================================


                                 See accompanying notes to financial statements.

                            Statement of
                                ASSETS AND LIABILITIES March 31, 2004 (Unaudited) (continued)
                                                                                                           INSURED          INSURED
                                                                                         INSURED          NEW YORK         NEW YORK
                                                                                        NEW YORK          DIVIDEND         TAX-FREE
                                                                                  PREMIUM INCOME         ADVANTAGE        ADVANTAGE
                                                                                           (NNF)             (NKO)            (NRK)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $184,317,503, $172,770,532                       $199,238,688      $184,383,111      $78,597,596
   and $75,535,236, respectively)
Cash                                                                                   1,856,587                --               --
Receivables:
   Interest                                                                            2,860,752         2,640,817          997,471
   Investments sold                                                                      606,592                --               --
Other assets                                                                               3,502             1,906              570
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   204,566,121       187,025,834       79,595,637
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                --             4,110           73,585
Payable for investments purchased                                                      3,868,160           225,256               --
Accrued expenses:
   Management fees                                                                       110,972            55,371           22,492
   Other                                                                                  57,015            36,089           22,857
Preferred share dividends payable                                                          2,122             9,327            4,128
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                4,038,269           330,153          123,062
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                65,000,000        61,000,000       27,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $135,527,852      $125,695,681      $52,472,575
====================================================================================================================================
Common shares outstanding                                                              8,325,354         7,957,934        3,511,954
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                            $      16.28      $      15.80      $     14.94
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $     83,254      $     79,579      $    35,120
Paid-in surplus                                                                      118,342,346       112,920,370       49,488,287
Undistributed (Over-distribution of) net investment income                             1,451,008           422,353          (74,458)
Accumulated net realized gain (loss) from investments                                    730,059           660,800          (38,734)
Net unrealized appreciation of investments                                            14,921,185        11,612,579        3,062,360
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $135,527,852      $125,695,681      $52,472,575
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000         Unlimited        Unlimited
   Preferred                                                                           1,000,000         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                            Statement of
                                  OPERATIONS Six Months Ended March 31, 2004 (Unaudited)

                                                                                        NEW YORK          NEW YORK         NEW YORK
                                                                              INVESTMENT QUALITY    SELECT QUALITY   QUALITY INCOME
                                                                                           (NQN)             (NVN)            (NUN)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $10,903,101       $14,167,127      $14,178,171
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                        1,396,702         1,813,569        1,844,397
Preferred shares - auction fees                                                          180,493           241,911          246,926
Preferred shares - dividend disbursing agent fees                                         15,041            15,041           20,055
Shareholders' servicing agent fees and expenses                                           22,013            22,752           22,389
Custodian's fees and expenses                                                             46,076            64,079           63,969
Directors'/Trustees' fees and expenses                                                     5,464             7,329            7,505
Professional fees                                                                         10,110            13,273           13,541
Shareholders' reports - printing and mailing expenses                                     10,373            15,544           17,365
Stock exchange listing fees                                                                7,762             7,762            7,762
Investor relations expense                                                                21,218            27,293           27,999
Portfolio insurance expense                                                                   --             9,009               --
Other expenses                                                                            19,268            19,747           20,126
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                                           1,734,520         2,257,309        2,292,034
   Custodian fee credit                                                                   (2,793)           (9,527)          (8,893)
   Expense reimbursement                                                                      --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                           1,731,727         2,247,782        2,283,141
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  9,171,374        11,919,345       11,895,030
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments                                                     3,102,767         1,413,264        1,551,308
Change in net unrealized appreciation
   (depreciation) of investments                                                         818,049         4,958,777        4,187,782
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                              3,920,816         6,372,041        5,739,090
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (261,215)         (519,115)        (566,059)
From accumulated net realized gains from investments                                    (486,403)         (466,684)        (373,896)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                                  (747,618)         (985,799)        (939,955)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                                            $12,344,572       $17,305,587      $16,694,165
====================================================================================================================================

                                 See accompanying notes to financial statements.

                            Statement of
                                OPERATIONS Six Months Ended March 31, 2004 (Unaudited) (continued) )
                                                                                                           INSURED          INSURED
                                                                                         INSURED          NEW YORK         NEW YORK
                                                                                        NEW YORK          DIVIDEND         TAX-FREE
                                                                                  PREMIUM INCOME         ADVANTAGE        ADVANTAGE
                                                                                           (NNF)             (NKO)            (NRK)*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $4,890,704        $4,375,102       $1,829,407
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          645,263           598,909          255,425
Preferred shares - auction fees                                                           81,473            76,459           33,842
Preferred shares - dividend disbursing agent fees                                         10,027             5,014            5,014
Shareholders' servicing agent fees and expenses                                            8,039               612              255
Custodian's fees and expenses                                                             25,877            21,572            7,496
Directors'/Trustees' fees and expenses                                                     2,544             1,934            1,183
Professional fees                                                                          7,729             8,605            5,486
Shareholders' reports - printing and mailing expenses                                      7,209             8,936            6,860
Stock exchange listing fees                                                                5,583               470              154
Investor relations expense                                                                 8,654            20,268            3,186
Portfolio insurance expense                                                                  169                --               --
Other expenses                                                                             8,156             7,608            5,676
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                                             810,723           750,387          324,577
   Custodian fee credit                                                                   (1,855)           (1,709)          (5,332)
   Expense reimbursement                                                                      --          (278,163)        (125,748)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                             808,868           470,515          193,497
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  4,081,836         3,904,587        1,635,910
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments                                                       850,542           661,484           40,183
Change in net unrealized appreciation
   (depreciation) of investments                                                         845,753         2,975,344        1,768,317
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                              1,696,295         3,636,828        1,808,500
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (205,265)         (194,904)        (101,747)
From accumulated net realized gains from investments                                          --           (75,265)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                                  (205,265)         (270,169)        (101,747)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                                             $5,572,866        $7,271,246       $3,342,663
====================================================================================================================================

* For the period November 21, 2002 (commencement of operations) through September 30, 2003.

                                 See accompanying notes to financial statements.


                            Statement of
                                  CHANGES IN NET ASSETS (Unaudited)
                              NEW YORK INVESTMENT QUALITY (NQN)    NEW YORK SELECT QUALITY (NVN)      NEW YORK QUALITY INCOME (NUN)
                              ---------------------------------  --------------------------------   --------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED   SIX MONTHS ENDED     YEAR ENDED
                                       3/31/04          9/30/03           3/31/04         9/30/03            3/31/04        9/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $  9,171,374     $ 18,869,363      $ 11,919,345    $ 24,527,580       $ 11,895,030   $ 24,292,247
Net realized gain (loss)
   from investments                  3,102,767        7,981,910         1,413,264       6,775,711          1,551,308      6,479,256
Change in net unrealized
   appreciation
   (depreciation)
   of investments                      818,049       (9,304,924)        4,958,777      (8,859,561)         4,187,782     (9,075,144)
Distributions to Preferred
   Shareholders:
   From net investment income         (261,215)      (1,208,221)         (519,115)     (1,611,498)          (566,059)    (1,510,699)
   From accumulated net realized
     gains from investments           (486,403)        (151,496)         (466,684)       (281,037)          (373,896)      (486,976)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to
   Common shares
   from operations                  12,344,572       16,186,632        17,305,587      20,551,195         16,694,165     19,698,684
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (8,829,184)     (16,814,518)      (11,184,146)    (21,972,723)       (11,073,206)   (21,988,456)
From accumulated net realized
   gains from investments           (7,179,886)      (1,534,544)       (6,416,699)     (3,314,902)        (6,168,948)    (4,600,972)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to
   Common shareholders             (16,009,070)     (18,349,062)      (17,600,845)    (25,287,625)       (17,242,154)   (26,589,428)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --               --                --              --                 --             --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions     176,898               --                --              --                 --             --
Preferred shares offering costs             --               --                --              --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions          176,898               --                --              --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      (3,487,600)      (2,162,430)         (295,258)     (4,736,430)          (547,989)    (6,890,744)
Net assets applicable to Common
   shares at the beginning
   of period                       297,312,420      299,474,850       381,274,391     386,010,821        387,439,340    394,330,084
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $293,824,820     $297,312,420      $380,979,133    $381,274,391       $386,891,351   $387,439,340
====================================================================================================================================
Undistributed (Over-distribution
   of) net investment income
   at the end of period           $  3,529,736     $  3,448,761      $  4,448,679    $  4,232,595       $  4,462,599   $  4,206,834
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       53


                            Statement of
                                CHANGES IN NET ASSETS (Unaudited) (continued)
                                      INSURED NEW YORK                INSURED NEW YORK                    INSURED NEW YORK
                                    PREMIUM INCOME (NNF)           DIVIDEND ADVANTAGE (NKO)            TAX-FREE ADVANTAGE (NRK)
                              ------------------------------  ---------------------------------  -----------------------------------
                                                                                                                            FOR THE
                                                                                                                    PERIOD 11/21/02
                                                                                                                      (COMMENCEMENT
                              SIX MONTHS ENDED    YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED    OF OPERATIONS)
                                       3/31/04       9/30/03           3/31/04          9/30/03           3/31/04   THROUGH 9/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $  4,081,836   $ 8,459,375       $ 3,904,587      $ 7,947,267       $ 1,635,910       $ 2,380,938
Net realized gain (loss)
   from investments                    850,542     3,382,024           661,484          992,274            40,183           (78,963)
Change in net unrealized
   appreciation (depreciation)
   of investments                      845,753    (4,497,058)        2,975,344       (3,501,754)        1,768,317         1,294,043
Distributions to Preferred
   Shareholders:
   From net investment income         (205,265)     (557,201)         (194,904)        (606,361)         (101,747)         (172,209)
   From accumulated net
     realized gains
     from investments                       --            --           (75,265)         (73,477)               --                --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to
   Common shares
   from operations                   5,572,866     6,787,140         7,271,246        4,757,949         3,342,663         3,423,809
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (3,845,070)   (7,626,486)       (3,557,196)      (7,114,395)       (1,527,459)       (2,289,845)
From accumulated net realized
   gains from investments                   --            --          (918,355)        (623,098)               --                --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders           (3,845,070)   (7,626,486)       (4,475,551)      (7,737,493)       (1,527,459)       (2,289,845)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --            --                --               --                --        50,032,500
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions      65,463            --                --               --            12,366            60,431
Preferred shares offering costs             --            --            (1,401)         (12,480)               --          (682,165)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions           65,463            --            (1,401)         (12,480)           12,366        49,410,766
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares       1,793,259      (839,346)        2,794,294       (2,992,024)        1,827,570        50,544,730
Net assets applicable to Common
   shares at the beginning
   of period                       133,734,593   134,573,939       122,901,387      125,893,411        50,645,005           100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $135,527,852  $133,734,593      $125,695,681     $122,901,387       $52,472,575       $50,645,005
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $  1,451,008  $  1,419,507      $    422,353     $    269,866       $   (74,458)      $   (81,162)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       54


Notes to
       FINANCIAL STATEMENTS (Unaudited)


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Investment Quality Municipal Fund, Inc. (NQN), Nuveen New York Select Quality Municipal Fund, Inc.
(NVN), Nuveen New York Quality Income Municipal Fund, Inc. (NUN), Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF), Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) and Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK). All of the Funds' Common shares trade on the New York Stock Exchange, with the exception of Insured New York Dividend Advantage's
(NKO) Common shares and Insured New York Tax-Free Advantage's (NRK) Common shares, which trade on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Insured New York Tax-Free Advantage
(NRK), the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. and the recording of the organization expenses ($11,500) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage (NRK) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At March 31, 2004, New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN), Insured New York Premium Income (NNF) and Insured New York Dividend Advantage (NKO) had outstanding when-issued or delayed delivery purchase commitments of $7,736,320, $10,213,780, $10,213,780, $3,868,160 and
$225,256, respectively. There were no such outstanding purchase commitments in Insured New York Tax-Free Advantage (NRK).

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment Income also includes paydown gains and losses, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage
(NRK) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                                         INSURED     INSURED     INSURED
                                  NEW YORK     NEW YORK    NEW YORK     NEW YORK    NEW YORK    NEW YORK
                                INVESTMENT       SELECT     QUALITY      PREMIUM    DIVIDEND    TAX-FREE
                                   QUALITY      QUALITY      INCOME       INCOME   ADVANTAGE   ADVANTAGE
                                     (NQN)        (NVN)       (NUN)        (NNF)       (NKO)       (NRK)
--------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                            960           --       2,200        1,320          --          --
   Series T                          2,400        1,720          --        1,280          --          --
   Series W                             --        2,400       2,200           --          --          --
   Series TH                            --        3,600       2,400           --       2,440       1,080
   Series F                          2,400           --       1,080           --          --          --
--------------------------------------------------------------------------------------------------------
Total                                5,760        7,720       7,880        2,600       2,440       1,080
========================================================================================================

Effective January 17, 2003, Insured New York Tax-Free Advantage (NRK) issued 1,080 Series TH $25,000 stated value Preferred shares.

Insurance

New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and Insured New York Premium Income (NNF) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured New York Dividend Advantage (NKO) and Insured New York Tax-Free Advantage (NRK) invest at least 80% of their net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either
(i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended March 31, 2004.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Insured New York Tax-Free Advantage (NRK). Insured New York Tax-Free Advantage's (NRK) share of Common share offering costs ($105,000) was recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Insured New York Tax-Free Advantage (NRK) in connection with its offering of Preferred shares ($682,165) was recorded as a reduction to paid-in surplus.

Indemnifications

Under the Funds' organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                                        NEW YORK INVESTMENT          NEW YORK SELECT
                                                            QUALITY (NQN)             QUALITY (NVN)
                                                       ---------------------     ----------------------
                                                       SIX MONTHS       YEAR     SIX MONTHS        YEAR
                                                            ENDED      ENDED          ENDED       ENDED
                                                          3/31/04    9/30/03        3/31/04     9/30/03
-------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                 --         --             --          --
   Shares issued to shareholders
     due to reinvestment of distributions                  10,721         --             --          --
-------------------------------------------------------------------------------------------------------
                                                           10,721         --             --          --
=======================================================================================================
Preferred shares sold                                          --         --             --          --
=======================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

                                                          NEW YORK QUALITY           INSURED NEW YORK
                                                            INCOME (NUN)           PREMIUM INCOME (NNF)
                                                       ---------------------     -----------------------
                                                       SIX MONTHS       YEAR     SIX MONTHS         YEAR
                                                            ENDED      ENDED          ENDED        ENDED
                                                          3/31/04    9/30/03        3/31/04      9/30/03
--------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                 --         --              --          --
   Shares issued to shareholders
     due to reinvestment of distributions                      --         --           4,041          --
--------------------------------------------------------------------------------------------------------
                                                               --         --           4,041          --
========================================================================================================
Preferred shares sold                                          --         --              --          --
========================================================================================================
                                                          INSURED NEW YORK          INSURED NEW YORK
                                                      DIVIDEND ADVANTAGE (NKO)  TAX-FREE ADVANTAGE (NRK)
                                                      ------------------------  ------------------------
                                                                                                 FOR THE
                                                                                                  PERIOD
                                                                                                11/21/02
                                                                                              (COMMENCE-
                                                                                                 MENT OF
                                                       SIX MONTHS        YEAR    SIX MONTHS  OPERATIONS)
                                                            ENDED       ENDED         ENDED      THROUGH
                                                          3/31/04     9/30/03       3/31/04      9/30/03
--------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                 --          --            --    3,500,000
   Shares issued to shareholders
     due to reinvestment of distributions                      --          --           831        4,123
--------------------------------------------------------------------------------------------------------
                                                               --          --           831    3,504,123
========================================================================================================
Preferred shares sold                                          --          --            --        1,080
========================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended March 31, 2004, were as follows:

                                                                       INSURED      INSURED      INSURED
                              NEW YORK     NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK
                            INVESTMENT       SELECT       QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                               QUALITY      QUALITY        INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                 (NQN)        (NVN)         (NUN)        (NNF)        (NKO)        (NRK)
--------------------------------------------------------------------------------------------------------
Purchases                  $20,264,398  $27,370,287   $21,516,050  $16,365,998  $11,017,716   $5,941,548
Sales and maturities        26,274,267   16,629,633    24,668,287   15,635,390   11,817,160    6,071,493
========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2004, the cost of investments were as follows:

                                            NEW YORK      NEW YORK      NEW YORK
                                          INVESTMENT        SELECT       QUALITY
                                             QUALITY       QUALITY        INCOME
                                               (NQN)         (NVN)         (NUN)
--------------------------------------------------------------------------------
Cost of investments                     $395,324,931  $524,170,093  $533,639,433
================================================================================


                                             INSURED       INSURED       INSURED
                                            NEW YORK      NEW YORK      NEW YORK
                                             PREMIUM      DIVIDEND      TAX-FREE
                                              INCOME     ADVANTAGE     ADVANTAGE
                                               (NNF)         (NKO)         (NRK)
--------------------------------------------------------------------------------
Cost of investments                     $184,243,832  $172,743,370   $75,535,196
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2004, were as follows:

                                           NEW YORK      NEW YORK      NEW YORK
                                         INVESTMENT        SELECT       QUALITY
                                            QUALITY       QUALITY        INCOME
                                              (NQN)         (NVN)         (NUN)
-------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                         $38,904,379   $47,851,594   $46,218,017
   Depreciation                            (352,982)     (441,826)     (456,116)
-------------------------------------------------------------------------------
Net unrealized appreciation
  of investments                        $38,551,397   $47,409,768   $45,761,901
===============================================================================

                                            INSURED       INSURED       INSURED
                                           NEW YORK      NEW YORK      NEW YORK
                                            PREMIUM      DIVIDEND      TAX-FREE
                                             INCOME     ADVANTAGE     ADVANTAGE
                                              (NNF)         (NKO)         (NRK)
-------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                         $15,178,036   $11,726,175    $3,062,813
   Depreciation                            (183,180)      (86,434)         (413)
-------------------------------------------------------------------------------
Net unrealized appreciation
  of investments                        $14,994,856   $11,639,741    $3,062,400
===============================================================================

The tax components of undistributed net investment income and net realized gains at September 30, 2003, the Funds' last fiscal year end, were as follows:

                                                                        INSURED      INSURED      INSURED
                                              NEW YORK     NEW YORK    NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                            INVESTMENT       SELECT     QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                               QUALITY      QUALITY      INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                                 (NQN)        (NVN)       (NUN)        (NNF)        (NKO)        (NRK)
----------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income         $4,442,077   $5,949,434  $5,827,843   $1,999,011     $846,669     $176,878
Undistributed net ordinary income *            184,151       13,244      19,927        1,378      408,937           --
Undistributed net long-term capital gains    7,670,000    6,784,474   6,511,723           --      584,000           --
======================================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax character of distributions paid during the fiscal year ended September 30, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                         INSURED      INSURED      INSURED
                                NEW YORK     NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK
                              INVESTMENT       SELECT       QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                 QUALITY      QUALITY        INCOME       INCOME   ADVANTAGE     ADVANTAGE
                                   (NQN)        (NVN)         (NUN)        (NNF)        (NKO)        (NRK)
----------------------------------------------------------------------------------------------------------
Distributions from net
  tax-exempt income          $17,957,938  $23,493,789   $23,515,811   $8,183,306   $7,725,104   $2,203,834
Distributions from net
  ordinary income *                   --       67,701       212,163           --      696,575           --
Distributions from net
   long-term
   capital gains               1,686,039    3,595,939     4,875,784           --           --           --
==========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At September 30, 2003, the Funds' last fiscal year end, Insured New York Premium Income (NNF) had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                         INSURED
                                                                        NEW YORK
                                                                         PREMIUM
                                                                          INCOME
                                                                           (NNF)
--------------------------------------------------------------------------------
Expiration year:
   2009                                                                 $120,690
--------------------------------------------------------------------------------
Total                                                                   $120,690
================================================================================

Insured New York Tax-Free Advantage (NRK) elected to defer net realized losses from investments incurred from November 1, 2002 through September 30, 2003 ("post-October losses") in accordance with Federal income tax regulations. Insured New York Tax-Free Advantage (NRK) had $78,917 of post-October losses that were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and InsuredNew York Premium Income (NNF) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================


Under Insured New York Dividend Advantage's (NKO) and Insured New York Tax-Free Advantage's (NRK) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

For the first ten years of Insured New York Dividend Advantage's (NKO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
MARCH 31,                                       MARCH 31,
--------------------------------------------------------------------------------
2002*                   .30%                         2008                   .25%
2003                    .30                          2009                   .20
2004                    .30                          2010                   .15
2005                    .30                          2011                   .10
2006                    .30                          2012                   .05
2007                    .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Dividend Advantage
(NKO) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured New York Tax-Free Advantage's (NRK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
NOVEMBER 30,                                    NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                   .32%                         2007                   .32%
2003                    .32                          2008                   .24
2004                    .32                          2009                   .16
2005                    .32                          2010                   .08
2006                    .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Tax-Free Advantage
(NRK) for any portion of its fees and expenses beyond November 30, 2010.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



6. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on May 3, 2004, to shareholders of record on April 15, 2004, as follows:

                                                                        INSURED      INSURED      INSURED
                               NEW YORK     NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK
                             INVESTMENT       SELECT       QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY      QUALITY        INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                  (NQN)        (NVN)         (NUN)        (NNF)        (NKO)        (NRK)
---------------------------------------------------------------------------------------------------------
Dividend per share               $.0815       $.0795        $.0765       $.0770       $.0745       $.0725
=========================================================================================================

Financial
       HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                          Investment Operations                            Less Distributions
                                    ----------------------------------------------------------------  ------------------------------
                                                              Distributions   Distributions
                                                                   from Net            from            From Net
                      Beginning                          Net     Investment         Capital          Investment    Capital
                         Common                    Realized/      Income to        Gains to           Income to   Gains to
                          Share            Net    Unrealized      Preferred       Preferred              Common     Common
                      Net Asset     Investment    Investment         Share-          Share-              Share-     Share-
                          Value         Income   Gain (Loss)        holders+        holders+  Total     holders    holders    Total
====================================================================================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(a)                  $16.80          $ .52       $  .22          $(.01)           $(.03)  $ .70      $ (.50)     $(.41)  $ (.91)
2003                      16.92           1.07         (.07)          (.07)            (.01)    .92        (.95)      (.09)   (1.04)
2002                      15.67           1.09         1.20           (.10)            (.01)   2.18        (.88)      (.05)    (.93)
2001                      14.50           1.12         1.14           (.25)              --    2.01        (.84)        --     (.84)
2000                      14.44           1.19          .09           (.30)              --     .98        (.92)        --     (.92)
1999                      15.89           1.19        (1.30)          (.21)            (.02)   (.34)      (1.00)      (.09)   (1.09)

NEW YORK SELECT
QUALITY (NVN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(a)                   16.28            .51          .27           (.02)            (.02)    .74        (.48)      (.27)    (.75)
2003                      16.48           1.05         (.09)          (.07)            (.01)    .88        (.94)      (.14)   (1.08)
2002                      15.41           1.09         1.13           (.09)            (.04)   2.09        (.89)      (.13)   (1.02)
2001                      14.57           1.15          .81           (.25)              --    1.71        (.87)        --     (.87)
2000                      14.64           1.22         (.05)          (.31)              --     .86        (.93)        --     (.93)
1999                      15.99           1.20        (1.28)          (.21)            (.01)   (.30)       (.99)      (.04)   (1.03)

NEW YORK QUALITY
INCOME (NUN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(a)                   16.09            .49          .24           (.02)            (.02)    .69        (.46)      (.26)    (.72)
2003                      16.37           1.01         (.11)          (.06)            (.02)    .82        (.91)      (.19)   (1.10)
2002                      15.20           1.07         1.10           (.11)              --    2.06        (.88)      (.01)    (.89)
2001                      14.44           1.14          .72           (.25)              --    1.61        (.85)        --     (.85)
2000                      14.54           1.18         (.08)          (.30)              --     .80        (.90)        --     (.90)
1999                      15.90           1.15        (1.29)          (.22)            (.01)   (.37)       (.94)      (.03)    (.97)
====================================================================================================================================
                                                                    Total Returns
                                                                 -------------------
                                                                             Based
                            Offering                                            on
                           Costs and       Ending                           Common
                           Preferred       Common                 Based      Share
                               Share        Share     Ending         on        Net
                        Underwriting    Net Asset     Market     Market      Asset
                           Discounts        Value      Value      Value**    Value**
====================================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
------------------------------------------------------------------------------------
Year Ended 9/30:
2004(a)                          $--       $16.59   $16.6400      14.41%      4.23%
2003                              --        16.80    15.3800       3.63       5.68
2002                              --        16.92    15.8600      14.54      14.52
2001                              --        15.67    14.7200      12.44      14.12
2000                              --        14.50    13.8750      (1.52)      7.10
1999                            (.02)       14.44    15.0625      (8.13)     (2.45)

NEW YORK SELECT
QUALITY (NVN)
------------------------------------------------------------------------------------
Year Ended 9/30:
2004(a)                           --        16.27    16.3500      12.56       4.65
2003                              --        16.28    15.2200       4.57       5.63
2002                              --        16.48    15.6200      15.35      14.27
2001                              --        15.41    14.5000      10.43      11.99
2000                              --        14.57    13.9375      (2.92)      6.14
1999                            (.02)       14.64    15.3750      (3.33)     (2.11)

NEW YORK QUALITY
INCOME (NUN)
------------------------------------------------------------------------------------
Year Ended 9/30:
2004(a)                           --        16.06    15.7300      10.60       4.34
2003                              --        16.09    14.8900       4.37       5.32
2002                              --        16.37    15.3500      13.79      14.14
2001                              --        15.20    14.3300      12.63      11.39
2000                              --        14.44    13.5000      (3.79)      5.74
1999                            (.02)       14.54    15.0000      (4.13)     (2.60)
====================================================================================

                                                        Ratios/Supplemental Data
                        -----------------------------------------------------------------------------------------
                                        Before Credit/Reimbursement     After Credit/Reimbursement***
                                       ------------------------------   -----------------------------
                                                       Ratio of Net                    Ratio of Net
                                         Ratio of        Investment        Ratio of      Investment
                             Ending      Expenses         Income to        Expenses       Income to
                                Net    to Average           Average      to Average         Average
                             Assets    Net Assets        Net Assets      Net Assets      Net Assets
                         Applicable    Applicable        Applicable      Applicable      Applicable    Portfolio
                          to Common     to Common         to Common       to Common       to Common     Turnover
                        Shares (000)       Shares++          Shares++        Shares++        Shares++       Rate
=================================================================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
-----------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(a)                    $293,825          1.17%*            6.19%*          1.17%*          6.19%*          5%
2003                        297,312          1.19              6.42            1.18            6.42           19
2002                        299,475          1.22              6.90            1.21            6.92            9
2001                        277,380          1.27              7.29            1.24            7.31           21
2000                        256,711          1.26              8.39            1.24            8.41           32
1999                        255,347          1.22              7.78            1.22            7.79           17

NEW YORK SELECT
QUALITY (NVN)
-----------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(a)                     380,979          1.18*             6.23*           1.18*           6.23*           3
2003                        381,274          1.19              6.49            1.18            6.50           16
2002                        386,011          1.23              7.06            1.22            7.07           15
2001                        360,809          1.28              7.59            1.26            7.61           31
2000                        341,311          1.28              8.49            1.28            8.49           20
1999                        342,282          1.19              7.75            1.18            7.75           13

NEW YORK QUALITY
INCOME (NUN)
-----------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(a)                     386,891          1.18*             6.12*           1.18*           6.12*           4
2003                        387,439          1.20              6.31            1.19            6.32           14
2002                        394,330          1.24              7.02            1.23            7.03           32
2001                        365,974          1.26              7.62            1.24            7.63           13
2000                        347,716          1.22              8.31            1.22            8.31           15
1999                        349,932          1.18              7.46            1.17            7.47            7
=================================================================================================================

                          Preferred Shares at End of Period
                       --------------------------------------
                         Aggregate    Liquidation
                            Amount     and Market       Asset
                       Outstanding          Value    Coverage
                              (000)     Per Share   Per Share
==============================================================
NEW YORK INVESTMENT
QUALITY (NQN)
--------------------------------------------------------------
Year Ended 9/30:
2004(a)                   $144,000        $25,000      76,011
2003                       144,000         25,000      76,617
2002                       144,000         25,000      76,992
2001                       144,000         25,000      73,156
2000                       144,000         25,000      69,568
1999                       144,000         25,000      69,331

NEW YORK SELECT
QUALITY (NVN)
--------------------------------------------------------------
Year Ended 9/30:
2004(a)                    193,000         25,000      74,350
2003                       193,000         25,000      74,388
2002                       193,000         25,000      75,001
2001                       193,000         25,000      71,737
2000                       193,000         25,000      69,211
1999                       193,000         25,000      69,337

NEW YORK QUALITY
INCOME (NUN)
--------------------------------------------------------------
Year Ended 9/30:
2004(a)                    197,000         25,000      74,098
2003                       197,000         25,000      74,167
2002                       197,000         25,000      75,042
2001                       197,000         25,000      71,443
2000                       197,000         25,000      69,126
1999                       197,000         25,000      69,408
==============================================================

*    Annualized
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to
     Preferred shares.
(a)  For the six months ended March 31, 2004.

                                 See accompanying notes to financial statements.

                                  64-65 SPREAD


                        Financial HIGHLIGHTS (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:
                                                          Investment Operations                            Less Distributions
                                    ----------------------------------------------------------------  ------------------------------
                                                              Distributions   Distributions
                                                                   from Net            from            From Net
                      Beginning                          Net     Investment         Capital          Investment    Capital
                         Common                    Realized/      Income to        Gains to           Income to   Gains to
                          Share            Net    Unrealized      Preferred       Preferred              Common     Common
                      Net Asset     Investment    Investment         Share-          Share-              Share-     Share-
                          Value         Income    Gain (Loss)       holders+        holders+  Total     holders    holders    Total
====================================================================================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                  $16.07          $ .49         $ .20          $(.02)            $--   $ .67       $(.46)       $--    $(.46)
2003                      16.17           1.02          (.13)          (.07)             --     .82        (.92)        --     (.92)
2002                      15.26           1.06           .83           (.10)             --    1.79        (.88)        --     (.88)
2001                      14.24           1.08           .99           (.24)             --    1.83        (.81)        --     (.81)
2000                      14.20           1.08           .07           (.29)             --     .86        (.82)        --     (.82)
1999                      15.68           1.07         (1.49)          (.23)             --    (.65)       (.83)        --     (.83)

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                   15.44            .49           .47           (.02)           (.01)    .93        (.45)      (.12)    (.57)
2003                      15.82           1.00          (.32)          (.08)           (.01)    .59        (.89)      (.08)    (.97)
2002(a)                   14.33            .41          1.62           (.04)             --    1.99        (.37)        --     (.37)

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                   14.42            .47           .52           (.03)             --     .96        (.44)        --     (.44)
2003(b)                   14.33            .68           .34           (.05)             --     .97        (.65)        --     (.65)
====================================================================================================================================

                                                                      Total Returns
                                                                   -------------------
                                                                               Based
                              Offering                                            on
                             Costs and       Ending                           Common
                             Preferred       Common                 Based      Share
                                 Share        Share     Ending         on        Net
                          Underwriting    Net Asset     Market     Market      Asset
                             Discounts        Value      Value      Value**    Value**
======================================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
--------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                            $--       $16.28   $16.2900      11.02%      4.23%
2003                                --        16.07    15.1000        .56       5.26
2002                                --        16.17    15.9400      15.88      12.21
2001                                --        15.26    14.5700      15.32      13.11
2000                                --        14.24    13.3750       (.96)      6.38
1999                                --        14.20    14.3750      (3.37)     (4.33)

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
--------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                             --        15.80    15.3500      11.44       6.07
2003                                --        15.44    14.3000       (.77)      4.01
2002(a)                           (.13)       15.82    15.3900       5.16      13.18

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
--------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                             --        14.94    15.0300      12.93       6.71
2003(b)                           (.23)       14.42    13.7100      (4.40)      5.29
======================================================================================

                                                          Ratios/Supplemental Data
                          -----------------------------------------------------------------------------------------
                                          Before Credit/Reimbursement     After Credit/Reimbursement***
                                         ------------------------------   -----------------------------
                                                         Ratio of Net                    Ratio of Net
                                           Ratio of        Investment        Ratio of      Investment
                               Ending      Expenses         Income to        Expenses       Income to
                                  Net    to Average           Average      to Average         Average
                               Assets    Net Assets        Net Assets      Net Assets      Net Assets
                           Applicable    Applicable        Applicable      Applicable      Applicable    Portfolio
                            to Common     to Common         to Common       to Common       to Common     Turnover
                          Shares (000)       Shares++          Shares++        Shares++        Shares++       Rate
===================================================================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
-------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                   $135,528             1.20%*            6.03%*          1.20%*          6.03%*          8%
2003                       133,735             1.21              6.38            1.21            6.38           21
2002                       134,574             1.25              6.92            1.24            6.92           17
2001                       126,648             1.29              7.24            1.28            7.25            8
2000                       118,171             1.30              7.80            1.29            7.81           17
1999                       117,800             1.29              7.03            1.29            7.03            8

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
-------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                    125,696             1.20*             5.81*            .75*           6.26*           6
2003                       122,901             1.20              6.07             .74            6.53           15
2002(a)                    125,893             1.15*             5.07*            .65*           5.57*          29

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
-------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                     52,473             1.25*             5.82*            .75*           6.32*           8
2003(b)                     50,645             1.19*             5.10*            .70*           5.59*           5
===================================================================================================================

                             Preferred Shares at End of Period
                          --------------------------------------
                            Aggregate    Liquidation
                               Amount     and Market       Asset
                          Outstanding          Value    Coverage
                                 (000)     Per Share   Per Share
=================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
-----------------------------------------------------------------
Year Ended 9/30:
2004(c)                       $65,000        $25,000     $77,126
2003                           65,000         25,000      76,436
2002                           65,000         25,000      76,759
2001                           65,000         25,000      73,711
2000                           65,000         25,000      70,450
1999                           65,000         25,000      70,308

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
-----------------------------------------------------------------
Year Ended 9/30:
2004(c)                        61,000         25,000      76,515
2003                           61,000         25,000      75,369
2002(a)                        61,000         25,000      76,596

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
-----------------------------------------------------------------
Year Ended 9/30:
2004(c)                        27,000         25,000      73,586
2003(b)                        27,000         25,000      71,894
=================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 25, 2002 (commencement of operations) through September 30, 2002.
(b) For the period November 21, 2002 (commencement of operations) through September 30, 2003.
(c)  For the six months ended March 31, 2004.


                                 See accompanying notes to financial statements.

                                  66-67 SPREAD

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Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET
UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.


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Fund
  INFORMATION

BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



POLICY CHANGE

On February 25, 2004, the Board approved policies that would allow NKO at the discretion of the Adviser, to engage in certain types of derivative transactions for the purpose of hedging interest rate risk. There is no guarantee that the Adviser will cause a Fund to enter into such transactions. If a Fund were to engage in hedging, there is no guarantee that such hedging will be successful.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended March 31, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
           FOR GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.


Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     ESA-B-0304D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Investment Quality Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: June 9, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: June 9, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: June 9, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.